UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07175
Name of Registrant: Vanguard Tax-Managed Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: March 31, 2013
Item 1: Schedule of Investments

Vanguard Tax-Managed Growth and Income Fund

Schedule of Investments
As of March 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (11.7%)
Home Depot Inc.	298,306	20,816
Comcast Corp. Class A	492,833	20,704
Walt Disney Co.	360,308	20,466
McDonald's Corp.	200,062	19,944
* Amazon.com Inc.	72,567	19,338
News Corp. Class A	399,024	12,178
Time Warner Inc.	186,566	10,750
Ford Motor Co.	783,075	10,297
Target Corp.	129,973	8,897
NIKE Inc. Class B	144,704	8,539
Starbucks Corp.	149,641	8,524
Lowe's Cos. Inc.	221,582	8,402
* priceline.com Inc.	9,961	6,853
TJX Cos. Inc.	145,638	6,809
* DIRECTV	114,691	6,493
Yum! Brands Inc.	90,062	6,479
Time Warner Cable Inc.	58,985	5,666
Viacom Inc. Class B	90,899	5,597
CBS Corp. Class B	116,643	5,446
Johnson Controls Inc.	137,022	4,805
* Discovery Communications Inc. Class A	49,000	3,858
Macy's Inc.	78,686	3,292
Omnicom Group Inc.	52,475	3,091
* Dollar General Corp.	60,463	3,058
Carnival Corp.	88,840	3,047
Mattel Inc.	68,783	3,012
VF Corp.	17,702	2,970
* Bed Bath & Beyond Inc.	45,064	2,903
* AutoZone Inc.	7,242	2,873
Coach Inc.	56,463	2,823
Ross Stores Inc.	44,323	2,687
Delphi Automotive plc	58,748	2,608
Starwood Hotels & Resorts Worldwide Inc.	39,011	2,486
Genuine Parts Co.	30,876	2,408
Harley-Davidson Inc.	45,127	2,405
* O'Reilly Automotive Inc.	22,168	2,273
* Dollar Tree Inc.	45,316	2,195
L Brands Inc.	47,468	2,120
* Netflix Inc.	11,099	2,102
Gap Inc.	59,110	2,093
Ralph Lauren Corp. Class A	12,235	2,072
Marriott International Inc. Class A	49,024	2,070
* Chipotle Mexican Grill Inc. Class A	6,258	2,039
Wynn Resorts Ltd.	16,093	2,014
Kohl's Corp.	42,213	1,947
* CarMax Inc.	45,391	1,893
Whirlpool Corp.	15,773	1,869
Staples Inc.	134,430	1,805
* BorgWarner Inc.	23,201	1,794

Wyndham Worldwide Corp.	27,196	1,754
PVH Corp.	15,511	1,657
Tiffany & Co.	23,703	1,648
Nordstrom Inc.	29,736	1,642
H&R Block Inc.	54,057	1,590
Newell Rubbermaid Inc.	57,289	1,495
* PulteGroup Inc.	67,907	1,374
Lennar Corp. Class A	32,969	1,368
D.R. Horton Inc.	55,355	1,345
Comcast Corp.	33,914	1,344
PetSmart Inc.	21,449	1,332
Darden Restaurants Inc.	25,611	1,324
Best Buy Co. Inc.	53,278	1,180
* TripAdvisor Inc.	21,913	1,151
Family Dollar Stores Inc.	18,956	1,119
Scripps Networks Interactive Inc. Class A	17,281	1,112
Expedia Inc.	18,413	1,105
Interpublic Group of Cos. Inc.	82,309	1,073
* Fossil Inc.	10,812	1,044
Hasbro Inc.	23,105	1,015
Gannett Co. Inc.	45,425	993
Leggett & Platt Inc.	28,981	979
International Game Technology	52,578	868
* Urban Outfitters Inc.	21,740	842
Abercrombie & Fitch Co.	15,706	726
Garmin Ltd.	21,500	710
GameStop Corp. Class A	23,921	669
Cablevision Systems Corp. Class A	42,468	635
* Goodyear Tire & Rubber Co.	48,343	610
Harman International Industries Inc.	13,381	597
JC Penney Co. Inc.	28,375	429
Washington Post Co. Class B	900	402
* Apollo Group Inc. Class A	20,005	348
* AutoNation Inc.	7,649	335
		324,625
Consumer Staples (11.0%)
Procter & Gamble Co.	545,194	42,013
Coca-Cola Co.	764,909	30,933
Philip Morris International Inc.	328,817	30,485
Wal-Mart Stores Inc.	333,813	24,979
PepsiCo Inc.	307,834	24,353
Altria Group Inc.	401,052	13,792
CVS Caremark Corp.	245,674	13,510
Mondelez International Inc. Class A	355,044	10,868
Colgate-Palmolive Co.	87,719	10,353
Costco Wholesale Corp.	87,053	9,237
Walgreen Co.	171,702	8,187
Kimberly-Clark Corp.	77,286	7,572
General Mills Inc.	129,169	6,369
Kraft Foods Group Inc.	118,293	6,096
HJ Heinz Co.	63,954	4,622
Archer-Daniels-Midland Co.	131,139	4,423
Sysco Corp.	117,185	4,121
Kroger Co.	103,573	3,432
Kellogg Co.	49,893	3,215
Mead Johnson Nutrition Co.	40,390	3,128
Lorillard Inc.	75,725	3,056

Estee Lauder Cos. Inc. Class A	47,692	3,054
Whole Foods Market Inc.	34,414	2,985
ConAgra Foods Inc.	82,702	2,962
Reynolds American Inc.	64,537	2,871
Hershey Co.	29,835	2,611
Clorox Co.	26,028	2,304
Brown-Forman Corp. Class B	30,125	2,151
JM Smucker Co.	21,628	2,145
Beam Inc.	32,020	2,035
McCormick & Co. Inc.	26,343	1,938
Coca-Cola Enterprises Inc.	52,360	1,933
Dr Pepper Snapple Group Inc.	40,518	1,902
Avon Products Inc.	85,943	1,782
Campbell Soup Co.	35,730	1,621
Molson Coors Brewing Co. Class B	31,010	1,517
* Constellation Brands Inc. Class A	30,722	1,464
Tyson Foods Inc. Class A	57,131	1,418
* Monster Beverage Corp.	28,663	1,368
Safeway Inc.	47,710	1,257
Hormel Foods Corp.	26,600	1,099
* Dean Foods Co.	36,900	669
		305,830
Energy (10.9%)
Exxon Mobil Corp.	894,267	80,582
Chevron Corp.	387,697	46,066
Schlumberger Ltd.	264,993	19,845
ConocoPhillips	243,650	14,643
Occidental Petroleum Corp.	160,668	12,592
Anadarko Petroleum Corp.	99,966	8,742
Phillips 66	123,993	8,676
Halliburton Co.	186,066	7,519
EOG Resources Inc.	54,329	6,958
Apache Corp.	78,384	6,048
National Oilwell Varco Inc.	85,453	6,046
Marathon Petroleum Corp.	66,124	5,925
Williams Cos. Inc.	136,110	5,099
Valero Energy Corp.	110,815	5,041
Kinder Morgan Inc.	126,624	4,898
Marathon Oil Corp.	141,344	4,766
Devon Energy Corp.	75,408	4,255
Hess Corp.	59,211	4,240
Noble Energy Inc.	35,883	4,150
Spectra Energy Corp.	133,471	4,104
Baker Hughes Inc.	88,240	4,095
Pioneer Natural Resources Co.	26,370	3,276
* Cameron International Corp.	49,575	3,232
Cabot Oil & Gas Corp.	42,238	2,856
Ensco plc Class A	46,175	2,771
Range Resources Corp.	32,386	2,625
* Southwestern Energy Co.	70,153	2,614
* FMC Technologies Inc.	47,356	2,576
Murphy Oil Corp.	36,066	2,298
Chesapeake Energy Corp.	104,527	2,133
EQT Corp.	30,282	2,052
Noble Corp.	50,251	1,917
Tesoro Corp.	27,284	1,597
CONSOL Energy Inc.	45,389	1,527

* Denbury Resources Inc.	74,392	1,387
Helmerich & Payne Inc.	20,987	1,274
Peabody Energy Corp.	53,375	1,129
QEP Resources Inc.	35,368	1,126
Diamond Offshore Drilling Inc.	13,811	961
Nabors Industries Ltd.	57,606	934
* Rowan Cos. plc Class A	24,886	880
* WPX Energy Inc.	39,118	627
* Newfield Exploration Co.	27,011	606
		304,688
Financials (15.9%)
JPMorgan Chase & Co.	763,886	36,254
Wells Fargo & Co.	978,333	36,189
* Berkshire Hathaway Inc. Class B	329,509	34,335
Citigroup Inc.	606,446	26,829
Bank of America Corp.	2,159,552	26,303
American Express Co.	191,753	12,936
Goldman Sachs Group Inc.	87,482	12,873
US Bancorp	371,774	12,614
* American International Group Inc.	294,764	11,443
Simon Property Group Inc.	62,701	9,942
MetLife Inc.	218,337	8,301
PNC Financial Services Group Inc.	105,576	7,021
Bank of New York Mellon Corp.	232,774	6,515
BlackRock Inc.	25,113	6,451
Capital One Financial Corp.	116,523	6,403
Travelers Cos. Inc.	75,367	6,345
American Tower Corporation	78,757	6,058
Morgan Stanley	273,871	6,020
ACE Ltd.	67,619	6,016
Prudential Financial Inc.	92,833	5,476
State Street Corp.	91,205	5,389
Aflac Inc.	93,317	4,854
Allstate Corp.	95,176	4,670
Chubb Corp.	52,054	4,556
HCP Inc.	90,518	4,513
Discover Financial Services	98,833	4,432
BB&T Corp.	140,257	4,403
Public Storage	28,689	4,370
Ventas Inc.	58,158	4,257
Franklin Resources Inc.	27,626	4,166
Marsh & McLennan Cos. Inc.	109,515	4,158
Charles Schwab Corp.	220,213	3,896
T. Rowe Price Group Inc.	51,748	3,874
Aon plc	62,139	3,822
CME Group Inc.	61,110	3,752
Prologis Inc.	92,670	3,705
* Berkshire Hathaway Inc. Class A	23	3,595
Health Care REIT Inc.	52,103	3,538
Equity Residential	64,032	3,526
Weyerhaeuser Co.	108,928	3,418
SunTrust Banks Inc.	108,114	3,115
Boston Properties Inc.	30,302	3,062
Ameriprise Financial Inc.	40,942	3,015
McGraw-Hill Cos. Inc.	56,147	2,924
AvalonBay Communities Inc.	22,762	2,883
Fifth Third Bancorp	174,719	2,850

Vornado Realty Trust	33,757	2,824
Progressive Corp.	110,793	2,800
Loews Corp.	61,894	2,728
Invesco Ltd.	88,471	2,562
Host Hotels & Resorts Inc.	145,742	2,549
M&T Bank Corp.	24,509	2,528
* IntercontinentalExchange Inc.	14,514	2,367
Northern Trust Corp.	43,348	2,365
Regions Financial Corp.	280,613	2,298
Hartford Financial Services Group Inc.	86,644	2,235
Moody's Corp.	38,518	2,054
Principal Financial Group Inc.	55,014	1,872
NYSE Euronext	48,437	1,872
KeyCorp	186,160	1,854
SLM Corp.	90,337	1,850
Kimco Realty Corp.	80,923	1,813
Lincoln National Corp.	54,925	1,791
XL Group plc Class A	58,726	1,779
Plum Creek Timber Co. Inc.	32,115	1,676
Leucadia National Corp.	58,439	1,603
* CBRE Group Inc. Class A	61,221	1,546
Unum Group	53,725	1,518
Cincinnati Financial Corp.	29,195	1,378
Comerica Inc.	37,993	1,366
Huntington Bancshares Inc.	170,223	1,258
Torchmark Corp.	18,899	1,130
* Genworth Financial Inc. Class A	97,134	971
People's United Financial Inc.	68,732	924
Zions Bancorporation	36,740	918
Apartment Investment & Management Co. Class A	29,092	892
Hudson City Bancorp Inc.	95,019	821
NASDAQ OMX Group Inc.	23,395	756
Legg Mason Inc.	23,136	744
Assurant Inc.	15,709	707
* E*TRADE Financial Corp.	57,059	611
First Horizon National Corp.	48,524	518
		444,545
Health Care (12.5%)
Johnson & Johnson	557,841	45,481
Pfizer Inc.	1,434,856	41,410
Merck & Co. Inc.	603,159	26,678
Amgen Inc.	149,296	15,304
* Gilead Sciences Inc.	303,720	14,861
Bristol-Myers Squibb Co.	326,717	13,457
AbbVie Inc.	315,635	12,872
UnitedHealth Group Inc.	204,672	11,709
Eli Lilly & Co.	199,148	11,310
Abbott Laboratories	313,435	11,071
* Celgene Corp.	83,581	9,688
Medtronic Inc.	201,926	9,482
* Express Scripts Holding Co.	163,472	9,424
* Biogen Idec Inc.	47,138	9,093
Baxter International Inc.	108,858	7,907
Allergan Inc.	61,467	6,862
Covidien plc	94,178	6,389
Thermo Fisher Scientific Inc.	71,254	5,450
McKesson Corp.	46,435	5,013

WellPoint Inc.	60,952	4,037
* Intuitive Surgical Inc.	8,015	3,937
Stryker Corp.	57,650	3,761
Becton Dickinson and Co.	38,616	3,692
* Alexion Pharmaceuticals Inc.	39,044	3,598
Cigna Corp.	57,366	3,578
Aetna Inc.	65,478	3,347
Agilent Technologies Inc.	69,184	2,904
Cardinal Health Inc.	67,755	2,820
* Cerner Corp.	29,238	2,770
Zimmer Holdings Inc.	33,796	2,542
AmerisourceBergen Corp. Class A	45,824	2,358
* Actavis Inc.	25,377	2,337
* Mylan Inc.	78,874	2,283
St. Jude Medical Inc.	56,308	2,277
* Life Technologies Corp.	34,282	2,216
Humana Inc.	31,562	2,181
* Boston Scientific Corp.	273,016	2,132
Perrigo Co.	17,602	2,090
* DaVita HealthCare Partners Inc.	17,013	2,018
* Edwards Lifesciences Corp.	22,943	1,885
Quest Diagnostics Inc.	31,642	1,786
* Forest Laboratories Inc.	46,523	1,770
* Laboratory Corp. of America Holdings	18,468	1,666
* Waters Corp.	17,377	1,632
* Varian Medical Systems Inc.	21,849	1,573
* CareFusion Corp.	44,189	1,546
CR Bard Inc.	15,329	1,545
Coventry Health Care Inc.	26,680	1,255
DENTSPLY International Inc.	28,253	1,198
* Hospira Inc.	32,854	1,079
* Tenet Healthcare Corp.	21,004	999
PerkinElmer Inc.	22,637	761
Patterson Cos. Inc.	16,440	625
		349,659
Industrials (10.1%)
General Electric Co.	2,075,375	47,983
United Technologies Corp.	168,296	15,724
3M Co.	126,898	13,491
Union Pacific Corp.	93,577	13,326
United Parcel Service Inc. Class B	142,799	12,266
Honeywell International Inc.	156,557	11,797
Boeing Co.	135,901	11,667
Caterpillar Inc.	130,776	11,374
Emerson Electric Co.	144,000	8,045
Danaher Corp.	115,766	7,195
Deere & Co.	77,893	6,697
Eaton Corp. plc	94,106	5,764
FedEx Corp.	58,434	5,738
Precision Castparts Corp.	29,284	5,553
Lockheed Martin Corp.	53,399	5,154
Illinois Tool Works Inc.	82,857	5,049
CSX Corp.	203,617	5,015
Norfolk Southern Corp.	62,984	4,855
General Dynamics Corp.	66,422	4,683
Cummins Inc.	35,244	4,082
Raytheon Co.	64,882	3,814

PACCAR Inc.	70,835	3,581
Waste Management Inc.	87,334	3,424
Northrop Grumman Corp.	47,289	3,317
Ingersoll-Rand plc	54,900	3,020
Tyco International Ltd.	92,668	2,965
Fastenal Co.	54,182	2,782
Parker Hannifin Corp.	29,690	2,719
WW Grainger Inc.	11,903	2,678
Stanley Black & Decker Inc.	31,889	2,582
Dover Corp.	34,784	2,535
Roper Industries Inc.	19,759	2,516
Rockwell Automation Inc.	27,803	2,401
ADT Corp.	46,186	2,260
Pentair Ltd.	41,089	2,167
Fluor Corp.	32,368	2,147
Republic Services Inc. Class A	59,411	1,961
Southwest Airlines Co.	144,924	1,954
C.H. Robinson Worldwide Inc.	32,112	1,909
* Stericycle Inc.	17,164	1,822
Rockwell Collins Inc.	27,214	1,718
Textron Inc.	54,163	1,615
Flowserve Corp.	9,568	1,605
Pall Corp.	22,073	1,509
Expeditors International of Washington Inc.	41,660	1,488
* Jacobs Engineering Group Inc.	25,882	1,456
L-3 Communications Holdings Inc.	17,877	1,447
Masco Corp.	71,019	1,438
Equifax Inc.	24,367	1,403
Joy Global Inc.	21,089	1,255
* Quanta Services Inc.	42,369	1,211
Iron Mountain Inc.	33,242	1,207
Robert Half International Inc.	27,801	1,043
Xylem Inc.	37,056	1,021
Snap-on Inc.	11,567	957
Cintas Corp.	21,002	927
Avery Dennison Corp.	19,887	857
Dun & Bradstreet Corp.	8,096	677
Ryder System Inc.	10,104	604
Pitney Bowes Inc.	40,481	602
		282,052
Information Technology (18.0%)
Apple Inc.	187,433	82,963
International Business Machines Corp.	209,097	44,600
Microsoft Corp.	1,504,641	43,048
* Google Inc. Class A	53,294	42,317
Oracle Corp.	736,912	23,832
QUALCOMM Inc.	342,864	22,955
Cisco Systems Inc.	1,064,125	22,251
Intel Corp.	987,080	21,568
Visa Inc. Class A	102,885	17,474
* eBay Inc.	232,981	12,632
Mastercard Inc. Class A	21,076	11,405
* EMC Corp.	420,130	10,037
Accenture plc Class A	128,689	9,777
Hewlett-Packard Co.	389,598	9,288
Texas Instruments Inc.	220,540	7,825
Automatic Data Processing Inc.	97,024	6,309

* Salesforce.com Inc.	26,942	4,818
* Cognizant Technology Solutions Corp. Class A	60,338	4,622
* Yahoo! Inc.	193,461	4,552
* Adobe Systems Inc.	99,630	4,335
Dell Inc.	292,701	4,194
Corning Inc.	294,219	3,922
Intuit Inc.	55,672	3,655
Broadcom Corp. Class A	104,550	3,625
TE Connectivity Ltd.	84,255	3,533
Motorola Solutions Inc.	54,968	3,520
* Symantec Corp.	138,152	3,410
Applied Materials Inc.	238,695	3,218
Analog Devices Inc.	61,084	2,840
* Citrix Systems Inc.	37,203	2,685
* SanDisk Corp.	48,085	2,645
* NetApp Inc.	72,318	2,470
Amphenol Corp. Class A	31,941	2,384
* Fiserv Inc.	26,567	2,333
Seagate Technology plc	63,717	2,329
Fidelity National Information Services Inc.	58,541	2,319
Altera Corp.	63,721	2,260
Paychex Inc.	64,225	2,252
Western Digital Corp.	43,661	2,195
Xerox Corp.	244,220	2,100
* Micron Technology Inc.	205,261	2,049
Xilinx Inc.	52,036	1,986
* Red Hat Inc.	38,427	1,943
* Teradata Corp.	32,959	1,928
* Juniper Networks Inc.	102,698	1,904
* Autodesk Inc.	44,733	1,845
Linear Technology Corp.	46,147	1,771
KLA-Tencor Corp.	33,159	1,749
Western Union Co.	113,522	1,707
CA Inc.	66,900	1,684
NVIDIA Corp.	124,281	1,593
Computer Sciences Corp.	30,884	1,520
* VeriSign Inc.	30,731	1,453
Microchip Technology Inc.	38,599	1,419
* F5 Networks Inc.	15,794	1,407
* Lam Research Corp.	32,204	1,335
* Akamai Technologies Inc.	35,353	1,248
* BMC Software Inc.	26,045	1,207
* Electronic Arts Inc.	60,288	1,067
Harris Corp.	22,520	1,044
Molex Inc.	27,322	800
Total System Services Inc.	31,698	785
SAIC Inc.	55,768	756
FLIR Systems Inc.	28,796	749
* LSI Corp.	109,032	739
Jabil Circuit Inc.	36,840	681
* JDS Uniphase Corp.	46,691	624
* Teradyne Inc.	37,600	610
* First Solar Inc.	12,133	327
* Advanced Micro Devices Inc.	121,345	309
		502,736
Materials (3.4%)
Monsanto Co.	107,010	11,303

EI du Pont de Nemours & Co.	186,547	9,171
Dow Chemical Co.	240,445	7,656
Praxair Inc.	59,134	6,596
Freeport-McMoRan Copper & Gold Inc.	190,131	6,293
LyondellBasell Industries NV Class A	75,992	4,810
Ecolab Inc.	53,057	4,254
Newmont Mining Corp.	98,979	4,146
International Paper Co.	88,118	4,105
PPG Industries Inc.	28,437	3,809
Air Products & Chemicals Inc.	41,410	3,608
Mosaic Co.	55,215	3,291
Nucor Corp.	63,127	2,913
Sherwin-Williams Co.	17,054	2,880
CF Industries Holdings Inc.	12,579	2,395
Eastman Chemical Co.	30,543	2,134
Sigma-Aldrich Corp.	23,959	1,861
Alcoa Inc.	211,903	1,805
FMC Corp.	27,328	1,559
Ball Corp.	29,751	1,416
Airgas Inc.	13,597	1,348
Vulcan Materials Co.	25,830	1,335
MeadWestvaco Corp.	34,655	1,258
International Flavors & Fragrances Inc.	16,254	1,246
Sealed Air Corp.	38,892	938
* Owens-Illinois Inc.	32,885	876
Bemis Co. Inc.	20,450	825
Allegheny Technologies Inc.	21,120	670
Cliffs Natural Resources Inc.	30,169	574
United States Steel Corp.	28,380	553
		95,628
Telecommunication Services (3.0%)
AT&T Inc.	1,095,984	40,212
Verizon Communications Inc.	570,420	28,036
CenturyLink Inc.	125,026	4,392
* Crown Castle International Corp.	58,854	4,098
* Sprint Nextel Corp.	603,537	3,748
Windstream Corp.	116,958	930
Frontier Communications Corp.	199,222	793
* MetroPCS Communications Inc.	63,428	691
		82,900
Utilities (3.5%)
Duke Energy Corp.	140,699	10,213
Southern Co.	173,777	8,154
Dominion Resources Inc.	115,146	6,699
NextEra Energy Inc.	84,655	6,576
Exelon Corp.	170,730	5,887
American Electric Power Co. Inc.	96,752	4,705
PG&E Corp.	87,577	3,900
PPL Corp.	116,913	3,661
Sempra Energy	45,252	3,617
Consolidated Edison Inc.	58,432	3,566
FirstEnergy Corp.	83,404	3,520
Public Service Enterprise Group Inc.	101,489	3,485
Edison International	64,970	3,269
Xcel Energy Inc.	97,979	2,910
Northeast Utilities	63,157	2,745

DTE Energy Co.		34,679	2,370
Entergy Corp.		35,335	2,235
CenterPoint Energy Inc.		84,888	2,034
Wisconsin Energy Corp.		45,842	1,966
ONEOK Inc.		40,724	1,941
NiSource Inc.		62,658	1,838
NRG Energy Inc.		64,174	1,700
Ameren Corp.		48,221	1,689
AES Corp.		123,005	1,546
CMS Energy Corp.		52,575	1,469
SCANA Corp.		26,788	1,371
Pinnacle West Capital Corp.		21,840	1,264
AGL Resources Inc.		23,389	981
Pepco Holdings Inc.		45,455	973
Integrys Energy Group Inc.		15,473	900
TECO Energy Inc.		40,750	726
			97,910
Total Common Stocks (Cost $1,988,672)			2,790,573
	Coupon
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $34)	0.147%	33,752	34

Total Investments (100.0%) (Cost $1,988,706)			2,790,607
Other Assets and Liabilities-Net (0.0%)			83
Net Assets (100%)			2,790,690

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Tax-Managed Growth and Income Fund

C. At March 31, 2013, the cost of investment securities for tax purposes was $1,988,706,000. Net unrealized appreciation of investment securities for tax purposes was $801,901,000, consisting of unrealized gains of $968,866,000 on securities that had risen in value since their purchase and $166,965,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Capital Appreciation Fund

Schedule of Investments
As of March 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (12.7%)
Home Depot Inc.	463,400	32,336
Comcast Corp. Class A	755,371	31,733
Walt Disney Co.	542,636	30,822
McDonald's Corp.	306,260	30,531
* Amazon.com Inc.	110,500	29,447
News Corp. Class A	676,330	20,642
Time Warner Inc.	315,349	18,170
Ford Motor Co.	1,209,933	15,911
Target Corp.	220,900	15,121
Lowe's Cos. Inc.	391,100	14,830
NIKE Inc. Class B	243,200	14,351
Starbucks Corp.	250,852	14,289
* DIRECTV	225,409	12,760
Yum! Brands Inc.	159,210	11,454
Viacom Inc. Class B	171,033	10,530
Time Warner Cable Inc.	94,542	9,082
Johnson Controls Inc.	237,600	8,333
* General Motors Co.	299,485	8,332
* Bed Bath & Beyond Inc.	102,415	6,598
* AutoZone Inc.	16,290	6,463
* Discovery Communications Inc.	90,137	6,268
CBS Corp. Class B	127,174	5,938
* O'Reilly Automotive Inc.	57,848	5,932
Ross Stores Inc.	96,892	5,874
* Dollar Tree Inc.	120,738	5,847
* Liberty Interactive Corp. Class A	269,426	5,760
Starwood Hotels & Resorts Worldwide Inc.	89,818	5,724
Sirius XM Radio Inc.	1,851,325	5,702
Las Vegas Sands Corp.	100,440	5,660
Coach Inc.	111,500	5,574
Marriott International Inc. Class A	128,575	5,430
* CarMax Inc.	128,143	5,344
Gap Inc.	148,547	5,259
Ralph Lauren Corp. Class A	30,800	5,215
* Liberty Global Inc.	75,207	5,161
* BorgWarner Inc.	61,100	4,725
* PulteGroup Inc.	222,730	4,508
PVH Corp.	41,031	4,383
* TripAdvisor Inc.	80,406	4,223
* priceline.com Inc.	6,075	4,179
* NVR Inc.	3,840	4,148
Darden Restaurants Inc.	77,080	3,983
* MGM Resorts International	298,690	3,928
* Mohawk Industries Inc.	34,700	3,925
PetSmart Inc.	62,000	3,850
Interpublic Group of Cos. Inc.	294,400	3,836
Advance Auto Parts Inc.	46,302	3,827
Scripps Networks Interactive Inc. Class A	59,478	3,827
Lennar Corp. Class A	90,300	3,746

Expedia Inc.	62,306	3,739
TJX Cos. Inc.	79,152	3,700
* Toll Brothers Inc.	106,560	3,649
* Dollar General Corp.	71,400	3,611
* Liberty Media Corp.	30,877	3,447
Hasbro Inc.	77,100	3,388
Brinker International Inc.	88,250	3,323
Kohl's Corp.	68,850	3,176
* Sears Holdings Corp.	62,700	3,133
D.R. Horton Inc.	126,366	3,071
Virgin Media Inc.	62,269	3,049
Harley-Davidson Inc.	56,800	3,027
Omnicom Group Inc.	50,600	2,980
Aaron's Inc.	100,882	2,893
Royal Caribbean Cruises Ltd.	86,200	2,864
Dillard's Inc. Class A	35,800	2,812
* Lamar Advertising Co. Class A	56,186	2,731
* Hanesbrands Inc.	57,986	2,642
* Liberty Global Inc. Class A	35,738	2,623
* AutoNation Inc.	58,225	2,547
Foot Locker Inc.	70,600	2,417
Macy's Inc.	56,800	2,376
Gentex Corp.	107,252	2,146
Weight Watchers International Inc.	50,300	2,118
John Wiley & Sons Inc. Class A	53,700	2,092
Harman International Industries Inc.	43,600	1,946
* ITT Educational Services Inc.	140,400	1,935
Nordstrom Inc.	32,300	1,784
* Liberty Ventures Class A	18,529	1,400
Allison Transmission Holdings Inc.	57,695	1,385
American Eagle Outfitters Inc.	66,991	1,253
Abercrombie & Fitch Co.	23,300	1,076
Comcast Corp.	26,219	1,039
* AMC Networks Inc. Class A	13,586	858
* Madison Square Garden Co. Class A	13,586	783
* Starz - Liberty Capital	30,877	684
GameStop Corp. Class A	20,430	571
Mattel Inc.	12,557	550
Chico's FAS Inc.	28,340	476
* Apollo Group Inc. Class A	20,729	360
Best Buy Co. Inc.	15,759	349
Lennar Corp. Class B	8,300	268
Wynn Resorts Ltd.	2,000	250
* Hyatt Hotels Corp. Class A	5,200	225
Cablevision Systems Corp. Class A	14,944	224
Carnival Corp.	5,800	199
* Goodyear Tire & Rubber Co.	14,600	184
Staples Inc.	9,495	128
International Game Technology	400	7
		574,999
Consumer Staples (10.2%)
Procter & Gamble Co.	796,678	61,392
Coca-Cola Co.	1,145,800	46,336
Philip Morris International Inc.	491,809	45,596
Wal-Mart Stores Inc.	502,428	37,597
PepsiCo Inc.	469,139	37,114
CVS Caremark Corp.	404,754	22,257

Costco Wholesale Corp.	144,000	15,280
Walgreen Co.	302,300	14,414
Colgate-Palmolive Co.	115,900	13,680
Altria Group Inc.	388,723	13,368
Mondelez International Inc. Class A	351,526	10,760
Archer-Daniels-Midland Co.	243,273	8,206
Kroger Co.	231,700	7,678
Estee Lauder Cos. Inc. Class A	102,400	6,557
Hershey Co.	72,600	6,355
Kraft Foods Group Inc.	117,175	6,038
Clorox Co.	66,120	5,854
Coca-Cola Enterprises Inc.	153,000	5,649
Brown-Forman Corp. Class B	74,469	5,317
* Constellation Brands Inc. Class A	111,570	5,315
Bunge Ltd.	71,400	5,271
McCormick & Co. Inc.	70,300	5,171
Dr Pepper Snapple Group Inc.	109,700	5,150
Church & Dwight Co. Inc.	76,988	4,976
JM Smucker Co.	49,024	4,861
Tyson Foods Inc. Class A	187,944	4,665
Energizer Holdings Inc.	45,169	4,505
Safeway Inc.	170,462	4,492
Campbell Soup Co.	97,400	4,418
General Mills Inc.	88,800	4,379
Hormel Foods Corp.	105,200	4,347
Kimberly-Clark Corp.	43,340	4,246
* Monster Beverage Corp.	86,500	4,129
* Green Mountain Coffee Roasters Inc.	69,983	3,972
Ingredion Inc.	54,900	3,970
* Smithfield Foods Inc.	137,950	3,653
Molson Coors Brewing Co. Class B	71,900	3,518
* Dean Foods Co.	168,496	3,055
Whole Foods Market Inc.	32,840	2,849
Mead Johnson Nutrition Co.	30,021	2,325
Beam Inc.	33,200	2,109
Kellogg Co.	22,800	1,469
Avon Products Inc.	58,700	1,217
Sysco Corp.	17,111	602
Nu Skin Enterprises Inc. Class A	11,200	495
ConAgra Foods Inc.	11,200	401
Hillshire Brands Co.	8,920	313
		465,321
Energy (10.2%)
Exxon Mobil Corp.	1,320,464	118,987
Chevron Corp.	569,538	67,672
Schlumberger Ltd.	375,599	28,129
ConocoPhillips	249,132	14,973
Occidental Petroleum Corp.	190,339	14,917
Anadarko Petroleum Corp.	169,323	14,807
EOG Resources Inc.	94,100	12,051
Phillips 66	157,963	11,053
National Oilwell Varco Inc.	146,541	10,368
Apache Corp.	126,217	9,739
Williams Cos. Inc.	232,200	8,698
Hess Corp.	118,800	8,507
Noble Energy Inc.	72,000	8,328
Valero Energy Corp.	182,480	8,301

Devon Energy Corp.	145,622	8,216
* Cameron International Corp.	109,002	7,107
Cabot Oil & Gas Corp.	104,970	7,097
Baker Hughes Inc.	150,671	6,993
Pioneer Natural Resources Co.	55,937	6,950
Range Resources Corp.	79,200	6,418
* FMC Technologies Inc.	113,300	6,162
* Southwestern Energy Co.	164,300	6,122
Halliburton Co.	138,200	5,585
EQT Corp.	75,000	5,081
* Denbury Resources Inc.	229,776	4,285
Marathon Petroleum Corp.	46,450	4,162
QEP Resources Inc.	125,065	3,982
* Dresser-Rand Group Inc.	61,355	3,783
Helmerich & Payne Inc.	57,980	3,519
* Concho Resources Inc.	35,300	3,439
* Continental Resources Inc.	39,400	3,425
SM Energy Co.	57,556	3,408
Cimarex Energy Co.	43,499	3,282
* Plains Exploration & Production Co.	66,760	3,169
Marathon Oil Corp.	92,900	3,133
World Fuel Services Corp.	78,047	3,100
* Rowan Cos. plc Class A	85,600	3,027
Energen Corp.	56,100	2,918
* SandRidge Energy Inc.	501,954	2,645
Peabody Energy Corp.	108,100	2,286
Tesoro Corp.	26,500	1,552
* Newfield Exploration Co.	66,098	1,482
* Ultra Petroleum Corp.	62,570	1,258
* WPX Energy Inc.	77,400	1,240
CONSOL Energy Inc.	33,900	1,141
* Unit Corp.	12,800	583
Chesapeake Energy Corp.	25,211	515
Patterson-UTI Energy Inc.	21,200	505
Diamond Offshore Drilling Inc.	4,600	320
Kinder Morgan Inc.	8,193	317
* Alpha Natural Resources Inc.	25,400	209
* Superior Energy Services Inc.	1,048	27
		464,973
Financials (16.6%)
* Berkshire Hathaway Inc. Class B	526,545	54,866
JPMorgan Chase & Co.	1,111,121	52,734
Wells Fargo & Co.	1,236,508	45,738
Citigroup Inc.	869,400	38,462
Bank of America Corp.	2,583,633	31,469
American Express Co.	318,800	21,506
Goldman Sachs Group Inc.	109,200	16,069
Simon Property Group Inc.	98,448	15,610
US Bancorp	392,700	13,324
State Street Corp.	186,978	11,048
American Tower Corporation	143,100	11,007
Prudential Financial Inc.	161,904	9,551
Discover Financial Services	202,200	9,067
Aflac Inc.	172,500	8,973
Travelers Cos. Inc.	101,877	8,577
Public Storage	55,200	8,408
Franklin Resources Inc.	55,400	8,355

T. Rowe Price Group Inc.	92,978	6,961
Weyerhaeuser Co.	219,800	6,897
Ameriprise Financial Inc.	92,960	6,846
Progressive Corp.	267,900	6,770
* American International Group Inc.	172,780	6,707
Charles Schwab Corp.	377,200	6,673
Capital One Financial Corp.	117,800	6,473
Equity Residential	115,600	6,365
SunTrust Banks Inc.	216,990	6,251
* IntercontinentalExchange Inc.	37,569	6,126
Loews Corp.	138,908	6,122
McGraw-Hill Cos. Inc.	117,000	6,093
Boston Properties Inc.	60,200	6,084
Fifth Third Bancorp	368,920	6,017
Host Hotels & Resorts Inc.	334,772	5,855
General Growth Properties Inc.	263,357	5,236
* CBRE Group Inc. Class A	205,090	5,178
Allstate Corp.	102,300	5,020
* CIT Group Inc.	114,835	4,993
* Affiliated Managers Group Inc.	32,250	4,953
Lincoln National Corp.	150,986	4,924
AvalonBay Communities Inc.	38,375	4,861
Plum Creek Timber Co. Inc.	91,500	4,776
M&T Bank Corp.	46,286	4,775
Unum Group	166,800	4,712
* Arch Capital Group Ltd.	88,800	4,668
SL Green Realty Corp.	53,410	4,599
KeyCorp	457,769	4,559
MetLife Inc.	112,842	4,290
* Alleghany Corp.	10,759	4,260
* American Capital Ltd.	288,458	4,210
Raymond James Financial Inc.	89,650	4,133
Torchmark Corp.	68,650	4,105
Principal Financial Group Inc.	120,400	4,097
* Popular Inc.	145,844	4,027
PNC Financial Services Group Inc.	59,631	3,965
WR Berkley Corp.	87,896	3,900
Brown & Brown Inc.	118,600	3,800
Jones Lang LaSalle Inc.	38,077	3,785
DDR Corp.	216,364	3,769
Zions Bancorporation	150,084	3,751
Moody's Corp.	70,100	3,738
BlackRock Inc.	14,450	3,712
NASDAQ OMX Group Inc.	114,892	3,711
HCC Insurance Holdings Inc.	87,200	3,665
* Markel Corp.	7,276	3,663
Eaton Vance Corp.	86,202	3,606
TD Ameritrade Holding Corp.	174,400	3,596
SEI Investments Co.	123,770	3,571
Reinsurance Group of America Inc. Class A	58,819	3,510
First Republic Bank	90,257	3,486
East West Bancorp Inc.	134,700	3,458
Morgan Stanley	156,500	3,440
CME Group Inc.	55,950	3,435
White Mountains Insurance Group Ltd.	6,041	3,426
* MSCI Inc. Class A	100,764	3,419
Assurant Inc.	75,300	3,389

Taubman Centers Inc.	43,500	3,378
* E*TRADE Financial Corp.	312,879	3,351
Apartment Investment & Management Co. Class A	108,443	3,325
Hospitality Properties Trust	119,270	3,273
* Howard Hughes Corp.	38,899	3,260
* Realogy Holdings Corp.	66,000	3,223
Equity Lifestyle Properties Inc.	41,900	3,218
Leucadia National Corp.	116,219	3,188
Douglas Emmett Inc.	127,273	3,173
* Alexander & Baldwin Inc.	88,414	3,161
* Forest City Enterprises Inc. Class A	177,391	3,152
* Genworth Financial Inc. Class A	310,960	3,110
Retail Properties of America Inc.	209,357	3,098
Aon plc	50,100	3,081
First Horizon National Corp.	286,845	3,063
Post Properties Inc.	63,200	2,977
Cullen/Frost Bankers Inc.	47,600	2,976
Camden Property Trust	42,400	2,912
Bank of New York Mellon Corp.	103,106	2,886
Commerce Bancshares Inc.	70,214	2,867
* TFS Financial Corp.	260,720	2,824
Chubb Corp.	30,900	2,705
Associated Banc-Corp	170,670	2,592
* Signature Bank	32,500	2,560
Alexandria Real Estate Equities Inc.	35,930	2,550
SLM Corp.	123,245	2,524
* St. Joe Co.	118,400	2,516
Hanover Insurance Group Inc.	49,600	2,464
* MBIA Inc.	239,350	2,458
BOK Financial Corp.	38,571	2,403
CNA Financial Corp.	69,500	2,272
CapitalSource Inc.	225,539	2,170
StanCorp Financial Group Inc.	50,600	2,164
Digital Realty Trust Inc.	28,440	1,903
Lazard Ltd. Class A	55,686	1,901
Prologis Inc.	44,814	1,792
First Citizens BancShares Inc. Class A	9,642	1,762
ACE Ltd.	19,502	1,735
BB&T Corp.	53,000	1,664
Hartford Financial Services Group Inc.	64,184	1,656
Legg Mason Inc.	47,500	1,527
American Financial Group Inc.	32,200	1,526
Janus Capital Group Inc.	134,000	1,260
New York Community Bancorp Inc.	86,400	1,240
BRE Properties Inc.	21,500	1,047
Northern Trust Corp.	19,050	1,039
Bank of Hawaii Corp.	20,100	1,021
Federal Realty Investment Trust	8,200	886
Interactive Brokers Group Inc.	51,335	765
People's United Financial Inc.	42,614	573
Invesco Ltd.	12,010	348
Extra Space Storage Inc.	6,100	240
Essex Property Trust Inc.	300	45
		751,979
Health Care (12.3%)
Johnson & Johnson	795,698	64,873
Pfizer Inc.	2,052,484	59,235

Merck & Co. Inc.	742,926	32,860
Amgen Inc.	244,387	25,052
* Gilead Sciences Inc.	482,400	23,604
UnitedHealth Group Inc.	328,662	18,803
* Celgene Corp.	151,519	17,563
AbbVie Inc.	407,600	16,622
* Biogen Idec Inc.	81,661	15,753
* Express Scripts Holding Co.	266,195	15,346
Abbott Laboratories	407,600	14,396
Bristol-Myers Squibb Co.	311,241	12,820
Medtronic Inc.	263,600	12,379
Allergan Inc.	108,530	12,115
Thermo Fisher Scientific Inc.	138,556	10,598
Eli Lilly & Co.	169,595	9,631
Baxter International Inc.	127,341	9,250
WellPoint Inc.	124,216	8,227
McKesson Corp.	73,424	7,927
Becton Dickinson and Co.	80,600	7,706
Cigna Corp.	118,300	7,378
Stryker Corp.	109,200	7,124
Aetna Inc.	138,944	7,103
Agilent Technologies Inc.	154,106	6,468
AmerisourceBergen Corp. Class A	123,000	6,328
* Life Technologies Corp.	95,435	6,168
Zimmer Holdings Inc.	81,170	6,106
Cardinal Health Inc.	145,512	6,056
St. Jude Medical Inc.	139,832	5,655
* Mylan Inc.	194,637	5,633
Perrigo Co.	46,840	5,561
* Actavis Inc.	60,233	5,548
Humana Inc.	72,800	5,031
* Waters Corp.	51,650	4,850
* Henry Schein Inc.	52,400	4,850
* Laboratory Corp. of America Holdings	51,900	4,681
* Mettler-Toledo International Inc.	21,000	4,478
* Forest Laboratories Inc.	117,100	4,455
Universal Health Services Inc. Class B	67,400	4,305
Quest Diagnostics Inc.	72,800	4,110
DENTSPLY International Inc.	93,300	3,958
Coventry Health Care Inc.	81,025	3,811
* Hospira Inc.	110,140	3,616
Cooper Cos. Inc.	33,500	3,614
PerkinElmer Inc.	106,204	3,573
* CareFusion Corp.	97,796	3,422
* Endo Health Solutions Inc.	102,147	3,142
Teleflex Inc.	37,000	3,127
Techne Corp.	44,000	2,985
CR Bard Inc.	29,300	2,953
Patterson Cos. Inc.	73,530	2,797
Covidien plc	36,200	2,456
Warner Chilcott plc Class A	180,827	2,450
* Health Net Inc.	74,200	2,124
* Varian Medical Systems Inc.	28,200	2,030
Omnicare Inc.	40,900	1,665
* Vertex Pharmaceuticals Inc.	28,588	1,572
* Medivation Inc.	12,554	587
* Boston Scientific Corp.	72,350	565

* Incyte Corp. Ltd.	15,000	351
* Intuitive Surgical Inc.	630	309
* DaVita HealthCare Partners Inc.	2,200	261
* Alexion Pharmaceuticals Inc.	1,100	101
* Brookdale Senior Living Inc. Class A	3,600	100
* QIAGEN NV	1,200	25
		558,242
Industrials (11.2%)
General Electric Co.	2,917,272	67,447
United Technologies Corp.	280,100	26,170
Boeing Co.	236,770	20,327
Union Pacific Corp.	123,914	17,647
3M Co.	154,200	16,393
United Parcel Service Inc. Class B	147,300	12,653
Danaher Corp.	194,200	12,070
Caterpillar Inc.	128,820	11,203
FedEx Corp.	112,700	11,067
Honeywell International Inc.	131,400	9,901
Precision Castparts Corp.	52,100	9,879
CSX Corp.	389,800	9,601
Illinois Tool Works Inc.	155,800	9,494
Norfolk Southern Corp.	121,650	9,377
Deere & Co.	104,800	9,011
Cummins Inc.	75,400	8,732
General Dynamics Corp.	121,400	8,560
Emerson Electric Co.	142,400	7,956
PACCAR Inc.	142,910	7,226
Fastenal Co.	126,000	6,470
Parker Hannifin Corp.	67,500	6,182
Roper Industries Inc.	47,800	6,085
WW Grainger Inc.	27,000	6,074
Southwest Airlines Co.	418,087	5,636
AMETEK Inc.	127,475	5,527
Waste Management Inc.	140,297	5,501
Fluor Corp.	81,200	5,386
Raytheon Co.	88,118	5,180
Flowserve Corp.	30,750	5,157
* Stericycle Inc.	48,408	5,140
Northrop Grumman Corp.	72,268	5,070
* Verisk Analytics Inc. Class A	80,005	4,931
Pall Corp.	69,300	4,738
J.B. Hunt Transport Services Inc.	63,096	4,699
Rockwell Collins Inc.	73,700	4,652
* Jacobs Engineering Group Inc.	82,566	4,643
Expeditors International of Washington Inc.	123,861	4,423
C.H. Robinson Worldwide Inc.	74,090	4,405
L-3 Communications Holdings Inc.	54,000	4,370
* Oshkosh Corp.	100,357	4,264
Equifax Inc.	74,000	4,262
* Quanta Services Inc.	140,048	4,003
* WABCO Holdings Inc.	56,041	3,956
IDEX Corp.	71,845	3,838
Carlisle Cos. Inc.	56,500	3,830
Donaldson Co. Inc.	103,200	3,735
* Owens Corning	94,587	3,730
Valmont Industries Inc.	23,637	3,717
Wabtec Corp.	35,800	3,656

MSC Industrial Direct Co. Inc. Class A	41,700	3,577
Huntington Ingalls Industries Inc.	65,905	3,515
* Terex Corp.	99,066	3,410
Robert Half International Inc.	87,500	3,284
Joy Global Inc.	52,500	3,125
Cintas Corp.	70,766	3,123
Landstar System Inc.	54,289	3,099
Manpower Inc.	54,600	3,097
Toro Co.	66,100	3,043
Dun & Bradstreet Corp.	36,200	3,028
SPX Corp.	37,400	2,953
KBR Inc.	89,249	2,863
UTi Worldwide Inc.	183,575	2,658
Xylem Inc.	87,100	2,400
Alliant Techsystems Inc.	33,100	2,397
Iron Mountain Inc.	62,646	2,275
Lennox International Inc.	35,090	2,228
CNH Global NV	53,619	2,216
Towers Watson & Co. Class A	31,300	2,170
Stanley Black & Decker Inc.	26,745	2,166
TransDigm Group Inc.	13,034	1,993
Textron Inc.	61,020	1,819
Graco Inc.	27,658	1,605
Eaton Corp. plc	24,494	1,500
Gardner Denver Inc.	19,846	1,491
KAR Auction Services Inc.	71,953	1,441
Manitowoc Co. Inc.	62,200	1,279
* United Continental Holdings Inc.	39,300	1,258
ITT Corp.	43,550	1,238
* Navistar International Corp.	32,334	1,118
* Copart Inc.	27,700	950
Exelis Inc.	87,100	948
Tyco International Ltd.	25,300	810
ADT Corp.	15,050	737
Lockheed Martin Corp.	6,820	658
Republic Services Inc. Class A	19,512	644
AGCO Corp.	10,600	552
* Engility Holdings Inc.	14,700	352
Pentair Ltd.	6,070	320
Babcock & Wilcox Co.	10,920	310
Ryder System Inc.	3,600	215
* Hertz Global Holdings Inc.	7,000	156
Nielsen Holdings NV	3,000	107
* Fortune Brands Home & Security Inc.	2,546	95
		506,197
Information Technology (17.4%)
Apple Inc.	268,330	118,771
International Business Machines Corp.	314,758	67,138
* Google Inc. Class A	76,138	60,456
Microsoft Corp.	2,063,000	59,022
Oracle Corp.	1,142,934	36,962
Cisco Systems Inc.	1,609,290	33,650
QUALCOMM Inc.	434,420	29,084
Visa Inc. Class A	161,498	27,429
Intel Corp.	1,160,830	25,364
* eBay Inc.	368,318	19,970
Mastercard Inc. Class A	35,090	18,988

* EMC Corp.	682,400	16,303
Texas Instruments Inc.	389,800	13,830
Hewlett-Packard Co.	472,423	11,263
* Yahoo! Inc.	460,420	10,834
* Cognizant Technology Solutions Corp. Class A	116,597	8,933
* Adobe Systems Inc.	202,700	8,819
Intuit Inc.	119,760	7,862
* Symantec Corp.	316,351	7,808
Broadcom Corp. Class A	224,450	7,782
Accenture plc Class A	96,113	7,302
Corning Inc.	478,200	6,374
* Citrix Systems Inc.	83,556	6,029
Amphenol Corp. Class A	79,800	5,957
* Fiserv Inc.	65,550	5,757
Western Digital Corp.	114,100	5,737
* NetApp Inc.	162,363	5,546
Altera Corp.	156,335	5,545
Analog Devices Inc.	118,166	5,494
* Autodesk Inc.	126,488	5,216
Fidelity National Information Services Inc.	130,478	5,170
Xerox Corp.	577,604	4,967
KLA-Tencor Corp.	90,600	4,778
Linear Technology Corp.	124,200	4,766
* Teradata Corp.	81,064	4,743
Applied Materials Inc.	335,600	4,524
* BMC Software Inc.	96,266	4,460
Western Union Co.	290,095	4,363
* Avnet Inc.	108,600	3,931
* Synopsys Inc.	108,990	3,911
Computer Sciences Corp.	78,900	3,884
* Lam Research Corp.	91,845	3,808
AOL Inc.	92,340	3,554
* Arrow Electronics Inc.	87,100	3,538
FLIR Systems Inc.	133,100	3,462
* Compuware Corp.	276,640	3,458
Global Payments Inc.	69,217	3,437
* Cadence Design Systems Inc.	245,160	3,415
Solera Holdings Inc.	58,496	3,412
NVIDIA Corp.	255,244	3,272
Motorola Solutions Inc.	49,604	3,176
Automatic Data Processing Inc.	47,100	3,062
DST Systems Inc.	42,800	3,050
* Brocade Communications Systems Inc.	515,900	2,977
* LSI Corp.	428,628	2,906
* CoreLogic Inc.	111,746	2,890
* Rovi Corp.	134,500	2,880
CA Inc.	113,266	2,851
* NCR Corp.	99,574	2,744
Xilinx Inc.	71,336	2,723
* Tech Data Corp.	55,510	2,532
* Ingram Micro Inc.	125,000	2,460
* Juniper Networks Inc.	119,000	2,206
* Fairchild Semiconductor International Inc. Class A	147,958	2,092
* Alliance Data Systems Corp.	11,600	1,878
Total System Services Inc.	74,759	1,853
* Teradyne Inc.	110,200	1,787
* Atmel Corp.	248,700	1,731

* Polycom Inc.	140,400	1,556
Broadridge Financial Solutions Inc.	58,725	1,459
Lexmark International Inc. Class A	50,300	1,328
* Zebra Technologies Corp.	27,257	1,285
Microchip Technology Inc.	31,400	1,154
Jack Henry & Associates Inc.	24,401	1,128
IAC/InterActiveCorp	24,515	1,095
* Zynga Inc. Class A	313,000	1,052
* Salesforce.com Inc.	5,200	930
Lender Processing Services Inc.	29,150	742
Molex Inc.	24,751	725
* Micron Technology Inc.	56,400	563
Activision Blizzard Inc.	32,800	478
Amdocs Ltd.	12,000	435
* VeriSign Inc.	7,105	336
Harris Corp.	4,300	199
* Electronic Arts Inc.	100	2
		790,343
Materials (3.7%)
Praxair Inc.	103,500	11,544
Freeport-McMoRan Copper & Gold Inc.	294,908	9,761
Monsanto Co.	87,134	9,204
LyondellBasell Industries NV Class A	132,900	8,411
Ecolab Inc.	104,738	8,398
EI du Pont de Nemours & Co.	160,300	7,880
Newmont Mining Corp.	164,386	6,886
Nucor Corp.	129,600	5,981
CF Industries Holdings Inc.	30,360	5,780
Dow Chemical Co.	178,640	5,688
Sigma-Aldrich Corp.	63,400	4,925
FMC Corp.	78,000	4,448
Ball Corp.	91,200	4,339
Airgas Inc.	43,400	4,304
Celanese Corp. Class A	97,411	4,291
Mosaic Co.	71,400	4,256
* Crown Holdings Inc.	100,800	4,194
Vulcan Materials Co.	80,517	4,163
Rockwood Holdings Inc.	62,760	4,107
* WR Grace & Co.	52,689	4,084
* Owens-Illinois Inc.	145,880	3,888
Albemarle Corp.	60,400	3,776
Cytec Industries Inc.	46,300	3,430
Reliance Steel & Aluminum Co.	46,300	3,295
Martin Marietta Materials Inc.	30,600	3,122
Westlake Chemical Corp.	31,700	2,964
Sherwin-Williams Co.	16,100	2,719
United States Steel Corp.	131,600	2,566
Sealed Air Corp.	106,072	2,557
* Tahoe Resources Inc.	137,596	2,420
Scotts Miracle-Gro Co. Class A	51,099	2,210
Intrepid Potash Inc.	115,925	2,175
* Allied Nevada Gold Corp.	106,895	1,759
International Paper Co.	35,900	1,672
Allegheny Technologies Inc.	50,100	1,589
Royal Gold Inc.	21,768	1,546
Valspar Corp.	23,400	1,457
Packaging Corp. of America	26,600	1,194

Eastman Chemical Co.	14,106	986
Southern Copper Corp.	21,224	797
* Molycorp Inc.	117,300	610
Air Products & Chemicals Inc.	5,700	497
Cliffs Natural Resources Inc.	261	5
		169,878
Telecommunication Services (2.8%)
AT&T Inc.	1,696,979	62,262
Verizon Communications Inc.	711,342	34,962
* Crown Castle International Corp.	115,300	8,030
* Sprint Nextel Corp.	1,249,579	7,760
* SBA Communications Corp. Class A	67,103	4,833
Telephone & Data Systems Inc.	116,594	2,457
CenturyLink Inc.	56,364	1,980
* United States Cellular Corp.	44,516	1,603
* MetroPCS Communications Inc.	113,252	1,234
* Level 3 Communications Inc.	58,413	1,185
Frontier Communications Corp.	5	—
		126,306
Utilities (2.9%)
NextEra Energy Inc.	122,451	9,512
Duke Energy Corp.	111,730	8,110
Sempra Energy	100,036	7,997
Edison International	138,600	6,974
PG&E Corp.	145,600	6,484
Northeast Utilities	142,899	6,210
Southern Co.	124,900	5,860
Wisconsin Energy Corp.	120,084	5,150
CenterPoint Energy Inc.	213,800	5,123
* Calpine Corp.	236,180	4,865
AES Corp.	386,798	4,862
NRG Energy Inc.	183,306	4,856
CMS Energy Corp.	164,986	4,610
SCANA Corp.	80,500	4,118
American Water Works Co. Inc.	95,720	3,967
Dominion Resources Inc.	67,086	3,903
ITC Holdings Corp.	43,093	3,847
Aqua America Inc.	118,983	3,741
NV Energy Inc.	184,483	3,695
Integrys Energy Group Inc.	61,481	3,576
MDU Resources Group Inc.	137,050	3,425
FirstEnergy Corp.	71,207	3,005
American Electric Power Co. Inc.	60,600	2,947
Questar Corp.	115,800	2,817
Consolidated Edison Inc.	44,100	2,691
Public Service Enterprise Group Inc.	69,800	2,397
Exelon Corp.	63,200	2,179
National Fuel Gas Co.	29,825	1,830
UGI Corp.	34,466	1,323
NiSource Inc.	35,920	1,054
Entergy Corp.	15,600	987
OGE Energy Corp.	12,800	896
		133,011
Total Common Stocks (Cost $2,759,859)		4,541,249

	Coupon
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost
$4,126)	0.147%	4,125,903	4,126

Total Investments (100.1%) (Cost $2,763,985)			4,545,375
Other Assets and Liabilities-Net (-0.1%)			(4,841)
Net Assets (100%)			4,540,534

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At March 31, 2013, the cost of investment securities for tax purposes was $2,763,985,000. Net unrealized appreciation of investment securities for tax purposes was $1,781,390,000, consisting of unrealized gains of $1,840,650,000 on securities that had risen in value since their purchase and $59,260,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Balanced Fund

Schedule of Investments
As of March 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (48.4%)
Consumer Discretionary (6.0%)
Walt Disney Co.	63,166	3,588
Comcast Corp. Class A	84,845	3,564
* Amazon.com Inc.	13,362	3,561
McDonald's Corp.	30,774	3,068
Home Depot Inc.	40,399	2,819
News Corp. Class A	80,951	2,471
Ford Motor Co.	142,400	1,873
NIKE Inc. Class B	29,294	1,729
Lowe's Cos. Inc.	44,615	1,692
Target Corp.	22,045	1,509
Starbucks Corp.	26,263	1,496
Time Warner Inc.	25,796	1,486
* DIRECTV	26,118	1,479
* priceline.com Inc.	2,098	1,443
TJX Cos. Inc.	29,186	1,364
Viacom Inc. Class B	22,027	1,356
CBS Corp. Class B	28,800	1,345
Yum! Brands Inc.	16,305	1,173
* General Motors Co.	31,600	879
Virgin Media Inc.	16,636	815
Macy's Inc.	18,494	774
* Bed Bath & Beyond Inc.	11,700	754
Time Warner Cable Inc.	7,643	734
Coach Inc.	14,120	706
Harley-Davidson Inc.	13,090	698
Starwood Hotels & Resorts Worldwide Inc.	10,707	682
Ross Stores Inc.	11,104	673
* O'Reilly Automotive Inc.	6,562	673
* AutoZone Inc.	1,681	667
* Liberty Media Corp.	5,804	648
Marriott International Inc. Class A	15,183	641
Gap Inc.	17,925	635
Ralph Lauren Corp. Class A	3,573	605
* Dollar Tree Inc.	12,088	585
Carnival Corp.	16,650	571
* Liberty Global Inc. Class A	7,732	567
* Dollar General Corp.	11,000	556
D.R. Horton Inc.	22,722	552
DISH Network Corp. Class A	14,505	550
Tractor Supply Co.	5,157	537
Kohl's Corp.	11,385	525
PVH Corp.	4,883	522
* Jarden Corp.	12,138	520
Newell Rubbermaid Inc.	19,818	517
Johnson Controls Inc.	14,700	515
* Discovery Communications Inc. Class A	6,441	507
Advance Auto Parts Inc.	5,864	485
Lear Corp.	8,800	483
Lennar Corp. Class A	11,423	474

PetSmart Inc.	7,424	461
Scripps Networks Interactive Inc. Class A	7,068	455
Royal Caribbean Cruises Ltd.	12,547	417
* NVR Inc.	380	410
Wyndham Worldwide Corp.	6,300	406
Family Dollar Stores Inc.	6,866	405
Staples Inc.	29,898	401
* Liberty Global Inc.	5,446	374
Polaris Industries Inc.	4,000	370
Brinker International Inc.	9,637	363
Dillard's Inc. Class A	4,613	362
Harman International Industries Inc.	8,007	357
International Game Technology	21,367	353
Expedia Inc.	5,791	347
* BorgWarner Inc.	4,476	346
Aaron's Inc.	11,911	342
Hasbro Inc.	7,712	339
* TripAdvisor Inc.	6,191	325
Morningstar Inc.	4,628	324
Service Corp. International	19,100	320
Chico's FAS Inc.	18,400	309
Las Vegas Sands Corp.	5,400	304
John Wiley & Sons Inc. Class A	7,218	281
DeVry Inc.	8,800	279
Signet Jewelers Ltd.	4,000	268
Comcast Corp.	6,476	257
Thor Industries Inc.	6,900	254
* Hanesbrands Inc.	5,500	251
Abercrombie & Fitch Co.	5,400	249
Wendy's Co.	43,670	248
Weight Watchers International Inc.	5,533	233
Omnicom Group Inc.	3,800	224
Gentex Corp.	10,743	215
* Panera Bread Co. Class A	1,300	215
DSW Inc. Class A	2,600	166
* Starz - Liberty Capital	5,804	129
Guess? Inc.	4,600	114
* Apollo Group Inc. Class A	6,500	113
* MGM Resorts International	8,013	105
* Toll Brothers Inc.	2,000	68
* Liberty Interactive Corp. Class A	2,138	46
* AMC Networks Inc. Class A	573	36
* Netflix Inc.	177	33
Lennar Corp. Class B	680	22
Cablevision Systems Corp. Class A	1,094	16
H&R Block Inc.	500	15
Tiffany & Co.	200	14
* Liberty Ventures Class A	142	11
		68,018
Consumer Staples (4.9%)
Procter & Gamble Co.	85,449	6,585
Coca-Cola Co.	136,364	5,515
Philip Morris International Inc.	49,594	4,598
Wal-Mart Stores Inc.	56,649	4,239
PepsiCo Inc.	42,890	3,393
CVS Caremark Corp.	44,092	2,425
Colgate-Palmolive Co.	18,535	2,188

Mondelez International Inc. Class A	70,537	2,159
Costco Wholesale Corp.	17,417	1,848
Altria Group Inc.	46,800	1,609
Walgreen Co.	28,118	1,341
Kraft Foods Group Inc.	24,479	1,261
Archer-Daniels-Midland Co.	31,473	1,062
Mead Johnson Nutrition Co.	10,513	814
Estee Lauder Cos. Inc. Class A	12,118	776
Whole Foods Market Inc.	8,800	763
Hershey Co.	8,400	735
General Mills Inc.	14,314	706
JM Smucker Co.	6,851	679
Coca-Cola Enterprises Inc.	18,186	671
McCormick & Co. Inc.	8,747	643
* Constellation Brands Inc. Class A	13,487	642
Kroger Co.	19,300	640
Bunge Ltd.	8,530	630
Brown-Forman Corp. Class B	8,688	620
* Green Mountain Coffee Roasters Inc.	10,729	609
Church & Dwight Co. Inc.	9,255	598
Beam Inc.	9,400	597
Tyson Foods Inc. Class A	23,410	581
Clorox Co.	6,400	567
Energizer Holdings Inc.	5,465	545
Hormel Foods Corp.	12,892	533
Dr Pepper Snapple Group Inc.	11,332	532
Safeway Inc.	20,134	530
* Monster Beverage Corp.	10,438	498
Kimberly-Clark Corp.	4,972	487
Ingredion Inc.	6,686	483
Hillshire Brands Co.	12,887	453
* Smithfield Foods Inc.	16,756	444
* Dean Foods Co.	23,202	421
Herbalife Ltd.	9,227	346
Avon Products Inc.	14,500	301
Molson Coors Brewing Co. Class B	5,600	274
Sysco Corp.	1,500	53
		55,394
Energy (5.0%)
Exxon Mobil Corp.	150,715	13,581
Chevron Corp.	60,432	7,181
Schlumberger Ltd.	35,467	2,656
Phillips 66	26,406	1,848
Anadarko Petroleum Corp.	20,490	1,792
ConocoPhillips	29,712	1,786
Occidental Petroleum Corp.	20,404	1,599
EOG Resources Inc.	11,328	1,451
Marathon Petroleum Corp.	15,241	1,366
Halliburton Co.	33,664	1,360
Apache Corp.	16,314	1,259
National Oilwell Varco Inc.	16,529	1,169
Hess Corp.	14,004	1,003
Noble Energy Inc.	7,999	925
Cabot Oil & Gas Corp.	13,152	889
Devon Energy Corp.	15,657	883
* Cameron International Corp.	12,852	838
Pioneer Natural Resources Co.	6,519	810

Range Resources Corp.	9,446	766
* FMC Technologies Inc.	13,886	755
* Southwestern Energy Co.	20,031	746
* Concho Resources Inc.	6,600	643
HollyFrontier Corp.	12,492	643
EQT Corp.	9,097	616
* Denbury Resources Inc.	28,100	524
* Plains Exploration & Production Co.	10,148	482
QEP Resources Inc.	14,925	475
Helmerich & Payne Inc.	7,715	468
Patterson-UTI Energy Inc.	19,302	460
Cimarex Energy Co.	5,776	436
* Ultra Petroleum Corp.	21,400	430
Murphy Oil Corp.	6,700	427
SM Energy Co.	7,172	425
Diamond Offshore Drilling Inc.	5,860	408
* Continental Resources Inc.	4,564	397
* Dresser-Rand Group Inc.	6,122	377
* Oil States International Inc.	4,098	334
* Rowan Cos. plc Class A	8,883	314
* Kosmos Energy Ltd.	27,697	313
Energen Corp.	5,830	303
Marathon Oil Corp.	8,482	286
Peabody Energy Corp.	13,009	275
Nabors Industries Ltd.	16,090	261
CONSOL Energy Inc.	7,605	256
* Newfield Exploration Co.	11,327	254
SEACOR Holdings Inc.	3,397	250
World Fuel Services Corp.	5,400	214
CARBO Ceramics Inc.	2,108	192
* Whiting Petroleum Corp.	3,600	183
* Superior Energy Services Inc.	6,121	159
* McDermott International Inc.	11,085	122
* SandRidge Energy Inc.	21,613	114
EXCO Resources Inc.	13,311	95
Chesapeake Energy Corp.	4,500	92
Baker Hughes Inc.	1,950	91
* Era Group Inc.	3,397	71
Valero Energy Corp.	1,500	68
Williams Cos. Inc.	900	34
* Alpha Natural Resources Inc.	3,888	32
		56,187
Financials (8.0%)
* Berkshire Hathaway Inc. Class B	63,477	6,614
JPMorgan Chase & Co.	113,701	5,396
Wells Fargo & Co.	145,121	5,368
Citigroup Inc.	106,292	4,702
Bank of America Corp.	381,117	4,642
Goldman Sachs Group Inc.	18,285	2,691
American Express Co.	37,859	2,554
Simon Property Group Inc.	11,878	1,883
US Bancorp	46,300	1,571
Morgan Stanley	63,960	1,406
State Street Corp.	21,669	1,280
American Tower Corporation	16,573	1,275
Capital One Financial Corp.	22,592	1,241
Discover Financial Services	24,229	1,086

* American International Group Inc.	26,600	1,033
Public Storage	6,572	1,001
Franklin Resources Inc.	6,625	999
Travelers Cos. Inc.	10,589	892
Weyerhaeuser Co.	27,357	858
Aon plc	13,400	824
Progressive Corp.	31,897	806
Equity Residential	14,550	801
SunTrust Banks Inc.	27,529	793
Boston Properties Inc.	7,581	766
Bank of New York Mellon Corp.	27,100	759
Vornado Realty Trust	9,000	753
Loews Corp.	16,916	746
Host Hotels & Resorts Inc.	41,299	722
* IntercontinentalExchange Inc.	4,271	696
Regions Financial Corp.	83,415	683
Hartford Financial Services Group Inc.	26,400	681
Leucadia National Corp.	24,533	673
Moody's Corp.	12,400	661
AvalonBay Communities Inc.	5,100	646
Lincoln National Corp.	19,430	634
Fifth Third Bancorp	38,275	624
* CBRE Group Inc. Class A	24,373	615
General Growth Properties Inc.	30,900	614
Unum Group	20,827	588
* Affiliated Managers Group Inc.	3,684	566
SL Green Realty Corp.	6,459	556
PNC Financial Services Group Inc.	7,700	512
Federal Realty Investment Trust	4,619	499
Comerica Inc.	13,700	493
MetLife Inc.	12,940	492
Torchmark Corp.	8,148	487
* Alleghany Corp.	1,219	483
Raymond James Financial Inc.	10,234	472
* Arch Capital Group Ltd.	8,850	465
Charles Schwab Corp.	26,105	462
Legg Mason Inc.	14,354	461
Allstate Corp.	9,400	461
Zions Bancorporation	18,451	461
Jones Lang LaSalle Inc.	4,612	458
Aflac Inc.	8,800	458
SEI Investments Co.	15,847	457
* American Capital Ltd.	31,200	455
Essex Property Trust Inc.	3,000	452
RenaissanceRe Holdings Ltd.	4,898	451
WR Berkley Corp.	10,143	450
Reinsurance Group of America Inc. Class A	7,470	446
TD Ameritrade Holding Corp.	21,461	443
* MSCI Inc. Class A	12,934	439
American Financial Group Inc.	9,150	434
Prologis Inc.	10,800	432
HCC Insurance Holdings Inc.	10,264	431
East West Bancorp Inc.	16,769	430
NASDAQ OMX Group Inc.	13,273	429
Brown & Brown Inc.	13,261	425
Extra Space Storage Inc.	10,800	424
Assured Guaranty Ltd.	20,094	414

Allied World Assurance Co. Holdings AG	4,448	412
DDR Corp.	23,607	411
TCF Financial Corp.	27,300	408
Taubman Centers Inc.	5,200	404
* Howard Hughes Corp.	4,800	402
First Republic Bank	10,400	402
CapitalSource Inc.	41,714	401
Equity Lifestyle Properties Inc.	5,200	399
First Horizon National Corp.	36,840	393
Tanger Factory Outlet Centers	10,800	391
City National Corp.	6,600	389
* Markel Corp.	771	388
Apartment Investment & Management Co. Class A	12,576	386
Chubb Corp.	4,400	385
Douglas Emmett Inc.	15,334	382
KeyCorp	38,318	382
* Forest City Enterprises Inc. Class A	21,413	381
Assurant Inc.	8,400	378
Alexandria Real Estate Equities Inc.	5,300	376
Associated Banc-Corp	24,527	373
* E*TRADE Financial Corp.	34,200	366
Digital Realty Trust Inc.	5,143	344
Washington Federal Inc.	19,000	333
LPL Financial Holdings Inc.	10,200	329
* Alexander & Baldwin Inc.	9,000	322
First Citizens BancShares Inc. Class A	1,717	314
White Mountains Insurance Group Ltd.	538	305
* St. Joe Co.	13,900	295
* TFS Financial Corp.	27,100	294
Retail Properties of America Inc.	19,700	292
CNA Financial Corp.	8,693	284
Prudential Financial Inc.	4,712	278
Commerce Bancshares Inc.	6,584	269
Huntington Bancshares Inc.	35,900	265
BlackRock Inc.	1,032	265
Lazard Ltd. Class A	7,700	263
BOK Financial Corp.	4,040	252
Hanover Insurance Group Inc.	5,014	249
ProAssurance Corp.	5,000	237
* MBIA Inc.	22,375	230
McGraw-Hill Cos. Inc.	4,200	219
StanCorp Financial Group Inc.	5,000	214
* Genworth Financial Inc. Class A	20,900	209
ACE Ltd.	2,300	205
* Signature Bank	2,400	189
BB&T Corp.	5,800	182
BRE Properties Inc.	3,400	166
CME Group Inc.	2,495	153
* CIT Group Inc.	2,100	91
Ameriprise Financial Inc.	1,180	87
Hospitality Properties Trust	3,122	86
M&T Bank Corp.	750	77
Cullen/Frost Bankers Inc.	200	13
People's United Financial Inc.	400	5
		90,900
Health Care (5.9%)
Johnson & Johnson	83,444	6,803

Pfizer Inc.	226,890	6,548
Merck & Co. Inc.	85,821	3,796
Amgen Inc.	28,555	2,927
* Gilead Sciences Inc.	58,102	2,843
UnitedHealth Group Inc.	37,413	2,140
* Celgene Corp.	17,712	2,053
AbbVie Inc.	48,200	1,966
* Biogen Idec Inc.	9,811	1,893
* Express Scripts Holding Co.	32,149	1,853
Abbott Laboratories	48,200	1,702
Bristol-Myers Squibb Co.	36,160	1,489
Allergan Inc.	12,809	1,430
Thermo Fisher Scientific Inc.	16,567	1,267
Eli Lilly & Co.	20,400	1,159
McKesson Corp.	10,636	1,148
Medtronic Inc.	23,200	1,089
WellPoint Inc.	14,626	969
Stryker Corp.	13,949	910
Cigna Corp.	14,562	908
* Alexion Pharmaceuticals Inc.	8,886	819
Aetna Inc.	15,855	811
* Intuitive Surgical Inc.	1,630	801
Covidien plc	11,800	801
Agilent Technologies Inc.	17,807	747
AmerisourceBergen Corp. Class A	14,506	746
* Life Technologies Corp.	11,217	725
* Actavis Inc.	7,664	706
* Mylan Inc.	23,356	676
* Forest Laboratories Inc.	16,519	628
Perrigo Co.	5,228	621
Humana Inc.	8,800	608
Zimmer Holdings Inc.	8,070	607
* DaVita HealthCare Partners Inc.	4,800	569
Baxter International Inc.	7,800	567
CR Bard Inc.	5,565	561
St. Jude Medical Inc.	13,835	559
Universal Health Services Inc. Class B	8,717	557
* Waters Corp.	5,918	556
Cardinal Health Inc.	13,245	551
HCA Holdings Inc.	13,344	542
* Vertex Pharmaceuticals Inc.	9,400	517
* Mettler-Toledo International Inc.	2,400	512
* Tenet Healthcare Corp.	10,525	501
Cooper Cos. Inc.	4,484	484
DENTSPLY International Inc.	11,183	474
* Laboratory Corp. of America Holdings	5,191	468
* Hospira Inc.	13,860	455
Quest Diagnostics Inc.	8,019	453
Omnicare Inc.	10,893	444
* QIAGEN NV	20,400	430
* Varian Medical Systems Inc.	5,800	418
PerkinElmer Inc.	12,100	407
* Endo Health Solutions Inc.	12,869	396
Hill-Rom Holdings Inc.	10,722	378
Warner Chilcott plc Class A	26,309	356
Patterson Cos. Inc.	9,000	342
* Illumina Inc.	5,800	313

Techne Corp.	4,600	312
* CareFusion Corp.	8,395	294
* Bio-Rad Laboratories Inc. Class A	2,100	265
Becton Dickinson and Co.	1,884	180
* Edwards Lifesciences Corp.	919	75
* Cerner Corp.	505	48
		67,173
Industrials (5.4%)
General Electric Co.	327,809	7,579
Union Pacific Corp.	18,226	2,596
United Technologies Corp.	24,876	2,324
3M Co.	16,900	1,797
Danaher Corp.	24,251	1,507
Boeing Co.	15,820	1,358
United Parcel Service Inc. Class B	15,200	1,306
FedEx Corp.	13,276	1,304
Caterpillar Inc.	14,100	1,226
Precision Castparts Corp.	6,452	1,223
Honeywell International Inc.	15,400	1,160
Cummins Inc.	7,321	848
Ingersoll-Rand plc	15,200	836
CSX Corp.	29,700	732
Roper Industries Inc.	5,510	701
Southwest Airlines Co.	50,857	686
Fluor Corp.	9,958	661
WW Grainger Inc.	2,932	660
AMETEK Inc.	14,800	642
Emerson Electric Co.	11,200	626
Chicago Bridge & Iron Co. NV	9,989	620
* Jacobs Engineering Group Inc.	10,595	596
Raytheon Co.	10,049	591
Flowserve Corp.	3,471	582
TransDigm Group Inc.	3,710	567
Textron Inc.	18,911	564
* Stericycle Inc.	5,198	552
J.B. Hunt Transport Services Inc.	7,310	544
* B/E Aerospace Inc.	8,911	537
Pentair Ltd.	10,087	532
* Fortune Brands Home & Security Inc.	14,125	529
Pall Corp.	7,600	520
Equifax Inc.	8,958	516
* Navistar International Corp.	14,546	503
* AECOM Technology Corp.	14,934	490
* Quanta Services Inc.	16,995	486
Deere & Co.	5,600	481
Wabtec Corp.	4,653	475
Republic Services Inc. Class A	14,110	466
Towers Watson & Co. Class A	6,700	464
Trinity Industries Inc.	10,200	462
Robert Half International Inc.	12,200	458
AGCO Corp.	8,737	455
C.H. Robinson Worldwide Inc.	7,611	453
Copa Holdings SA Class A	3,738	447
* WABCO Holdings Inc.	6,296	444
Tyco International Ltd.	13,700	438
Manitowoc Co. Inc.	21,300	438
Nordson Corp.	6,550	432

Joy Global Inc.	7,219	430
Gardner Denver Inc.	5,688	427
Donaldson Co. Inc.	11,786	427
Valmont Industries Inc.	2,711	426
SPX Corp.	5,397	426
Triumph Group Inc.	5,400	424
Expeditors International of Washington Inc.	11,766	420
Huntington Ingalls Industries Inc.	7,819	417
KBR Inc.	12,796	410
Regal-Beloit Corp.	5,000	408
Babcock & Wilcox Co.	14,319	407
Rockwell Collins Inc.	6,400	404
Stanley Black & Decker Inc.	4,927	399
PACCAR Inc.	7,800	394
ITT Corp.	13,869	394
* WESCO International Inc.	5,419	393
Toro Co.	8,318	383
Waste Connections Inc.	10,500	378
Alliant Techsystems Inc.	5,186	376
Landstar System Inc.	6,485	370
URS Corp.	7,607	361
Kansas City Southern	3,200	355
MSC Industrial Direct Co. Inc. Class A	4,100	352
Dun & Bradstreet Corp.	4,200	351
* MRC Global Inc.	10,500	346
* Armstrong World Industries Inc.	6,003	336
ADT Corp.	6,850	335
Manpower Inc.	5,250	298
Xylem Inc.	10,739	296
Fastenal Co.	5,725	294
Covanta Holding Corp.	14,400	290
CNH Global NV	6,900	285
* Delta Air Lines Inc.	17,200	284
UTi Worldwide Inc.	19,212	278
Con-way Inc.	7,565	266
* Spirit AeroSystems Holdings Inc. Class A	14,000	266
General Dynamics Corp.	3,491	246
Kennametal Inc.	6,300	246
Air Lease Corp.	8,000	235
Cintas Corp.	5,150	227
Illinois Tool Works Inc.	3,700	225
* Owens Corning	5,700	225
* Oshkosh Corp.	5,147	219
Norfolk Southern Corp.	2,700	208
IDEX Corp.	3,529	189
* Verisk Analytics Inc. Class A	3,000	185
Lincoln Electric Holdings Inc.	3,323	180
Eaton Corp. plc	2,800	171
Lockheed Martin Corp.	1,103	106
Exelis Inc.	8,739	95
Ryder System Inc.	1,400	84
L-3 Communications Holdings Inc.	489	40
* United Continental Holdings Inc.	1,200	38
* Engility Holdings Inc.	81	2
		60,441
Information Technology (8.4%)
Apple Inc.	31,904	14,122

International Business Machines Corp.	37,247	7,945
* Google Inc. Class A	9,172	7,283
Microsoft Corp.	228,456	6,536
Oracle Corp.	134,590	4,353
QUALCOMM Inc.	60,300	4,037
Cisco Systems Inc.	172,915	3,616
Intel Corp.	151,400	3,308
Visa Inc. Class A	19,224	3,265
* eBay Inc.	44,344	2,404
Mastercard Inc. Class A	4,230	2,289
* EMC Corp.	82,936	1,981
Hewlett-Packard Co.	65,489	1,561
Texas Instruments Inc.	43,046	1,527
* Yahoo! Inc.	55,566	1,307
* Salesforce.com Inc.	6,303	1,127
* Cognizant Technology Solutions Corp. Class A	13,898	1,065
Accenture plc Class A	13,800	1,048
* Adobe Systems Inc.	23,996	1,044
Dell Inc.	70,601	1,012
* Symantec Corp.	38,839	959
Intuit Inc.	14,124	927
Motorola Solutions Inc.	14,467	926
Broadcom Corp. Class A	26,243	910
Corning Inc.	58,977	786
* Citrix Systems Inc.	10,354	747
Applied Materials Inc.	53,080	716
Amphenol Corp. Class A	9,496	709
* Fiserv Inc.	7,971	700
* NetApp Inc.	19,971	682
Altera Corp.	18,452	655
Analog Devices Inc.	13,596	632
Xilinx Inc.	16,129	616
Fidelity National Information Services Inc.	15,481	613
* Teradata Corp.	10,051	588
Avago Technologies Ltd. Class A	16,135	580
* Juniper Networks Inc.	30,600	567
* Alliance Data Systems Corp.	3,477	563
* VeriSign Inc.	11,328	536
* BMC Software Inc.	11,383	527
Activision Blizzard Inc.	35,860	522
CA Inc.	19,407	488
* Autodesk Inc.	11,608	479
* Synopsys Inc.	12,600	452
FLIR Systems Inc.	16,969	441
Solera Holdings Inc.	7,390	431
National Instruments Corp.	12,911	423
Global Payments Inc.	8,514	423
Computer Sciences Corp.	8,200	404
FactSet Research Systems Inc.	4,299	398
DST Systems Inc.	5,430	387
Western Union Co.	25,665	386
Jabil Circuit Inc.	20,500	379
* LSI Corp.	55,000	373
* Atmel Corp.	52,800	367
IAC/InterActiveCorp	7,800	349
* Lam Research Corp.	7,700	319
SAIC Inc.	22,806	309

Total System Services Inc.	11,700	290
NVIDIA Corp.	22,400	287
Xerox Corp.	32,655	281
Automatic Data Processing Inc.	3,674	239
* Fairchild Semiconductor International Inc. Class A	16,325	231
* Facebook Inc. Class A	8,800	225
AVX Corp.	16,300	194
* NCR Corp.	6,800	187
Maxim Integrated Products Inc.	5,500	180
Marvell Technology Group Ltd.	15,000	159
* Ingram Micro Inc.	7,800	154
Linear Technology Corp.	4,000	153
Lexmark International Inc. Class A	5,300	140
Harris Corp.	2,100	97
* Arrow Electronics Inc.	1,900	77
* Tech Data Corp.	1,400	64
* Freescale Semiconductor Ltd.	2,600	39
Lender Processing Services Inc.	800	20
		95,116
Materials (1.8%)
Monsanto Co.	20,808	2,198
Ecolab Inc.	12,200	978
Freeport-McMoRan Copper & Gold Inc.	29,394	973
LyondellBasell Industries NV Class A	13,538	857
EI du Pont de Nemours & Co.	16,728	822
Sherwin-Williams Co.	4,600	777
Mosaic Co.	12,948	772
CF Industries Holdings Inc.	3,512	669
Sigma-Aldrich Corp.	7,580	589
Dow Chemical Co.	18,300	583
Ball Corp.	11,318	538
Newmont Mining Corp.	12,354	517
* WR Grace & Co.	6,600	512
FMC Corp.	8,798	502
* Crown Holdings Inc.	12,041	501
Vulcan Materials Co.	9,634	498
Airgas Inc.	5,019	498
Praxair Inc.	4,400	491
Celanese Corp. Class A	11,040	486
Reliance Steel & Aluminum Co.	6,800	484
Ashland Inc.	6,198	460
* Owens-Illinois Inc.	17,000	453
Alcoa Inc.	49,200	419
Royal Gold Inc.	5,771	410
Cytec Industries Inc.	5,233	388
Silgan Holdings Inc.	7,942	375
Westlake Chemical Corp.	3,900	365
Nucor Corp.	7,400	341
Albemarle Corp.	5,400	338
Martin Marietta Materials Inc.	3,286	335
United States Steel Corp.	16,059	313
Intrepid Potash Inc.	15,703	295
Sealed Air Corp.	11,800	284
Valspar Corp.	3,800	237
International Paper Co.	4,943	230
Scotts Miracle-Gro Co. Class A	5,042	218
Walter Energy Inc.	6,907	197

Eastman Chemical Co.	2,640	184
Cliffs Natural Resources Inc.	4,384	83
* Tahoe Resources Inc.	3,800	67
Air Products & Chemicals Inc.	500	44
		20,281
Telecommunication Services (1.3%)
AT&T Inc.	177,766	6,522
Verizon Communications Inc.	80,000	3,932
* Crown Castle International Corp.	13,867	966
* Sprint Nextel Corp.	148,535	922
* SBA Communications Corp. Class A	8,211	591
* MetroPCS Communications Inc.	37,200	406
* tw telecom inc Class A	14,900	375
* Level 3 Communications Inc.	17,200	349
Telephone & Data Systems Inc.	14,125	298
* United States Cellular Corp.	7,715	278
* NII Holdings Inc.	43,851	190
CenturyLink Inc.	3,300	116
* Clearwire Corp. Class A	10,263	33
		14,978
Utilities (1.7%)
Southern Co.	29,442	1,381
NextEra Energy Inc.	16,397	1,274
Sempra Energy	11,729	938
Duke Energy Corp.	12,830	931
Edison International	16,908	851
Public Service Enterprise Group Inc.	22,764	782
Dominion Resources Inc.	13,408	780
Northeast Utilities	17,064	742
Consolidated Edison Inc.	11,880	725
PG&E Corp.	14,635	652
Xcel Energy Inc.	21,000	624
Wisconsin Energy Corp.	14,532	623
ONEOK Inc.	12,884	614
* Calpine Corp.	28,010	577
OGE Energy Corp.	7,993	559
AES Corp.	44,069	554
NRG Energy Inc.	20,624	546
American Water Works Co. Inc.	12,828	532
Entergy Corp.	7,700	487
CMS Energy Corp.	16,627	464
MDU Resources Group Inc.	18,204	455
ITC Holdings Corp.	5,070	452
Aqua America Inc.	14,383	452
UGI Corp.	11,552	443
National Fuel Gas Co.	7,101	436
NV Energy Inc.	21,687	434
Questar Corp.	17,833	434
Alliant Energy Corp.	7,713	387
AGL Resources Inc.	6,000	252
FirstEnergy Corp.	4,878	206
Exelon Corp.	3,992	138
American Electric Power Co. Inc.	300	15
		18,740
Total Common Stocks (Cost $309,204)		547,228

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (51.7%)
Alabama (0.2%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	500	600
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	380	429
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/21	500	590
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/22	500	591
				2,210
Alaska (0.1%)
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/29	500	577

Arizona (1.1%)
Arizona Board Regents Arizona State University
System Revenue	5.875%	7/1/24	100	121
Arizona COP	5.000%	10/1/18 (4)	500	589
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	500	552
Arizona School Facilities Board COP	5.500%	9/1/23	500	579
Arizona School Facilities Board Revenue
(School Improvement)	5.750%	7/1/14 (Prere.)	500	534
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/24	500	605
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/25	500	572
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	500	577
Arizona Water Infrastructure Finance Authority
Revenue	4.000%	10/1/14	500	528
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	275	296
1 Mesa AZ Excise Tax Revenue	5.000%	7/1/27	1,000	1,114
Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	500	530
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	300	351
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/19 (2)	780	826
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21 (14)	500	549
Pima County AZ Sewer Revenue	5.000%	7/1/20	500	606
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	871
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	500	589
Salt Verde AZ Financial Project Revenue	5.250%	12/1/24	500	583
Salt Verde AZ Financial Project Revenue	5.250%	12/1/28	205	239
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19	500	590

Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.250%	10/1/22	500	612
				12,413
California (5.5%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/21	350	420
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	625	259
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/32 (14)	1,000	403
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	500	530
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	500	568
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	564
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	500	578
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	500	568
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	500	586
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	599
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	599
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	500	610
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	575	713
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/18	500	611
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	500	584
California Economic Recovery GO	5.000%	7/1/14 (Prere.)	205	217
California Economic Recovery GO	5.000%	7/1/15	295	313
California Economic Recovery GO	5.000%	7/1/18	500	600
California Economic Recovery GO	5.000%	7/1/19	500	610
California Economic Recovery GO	5.000%	7/1/20	500	607
California Economic Recovery GO	5.250%	7/1/21	500	610
California Economic Recovery GO	5.000%	7/1/22	500	563
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/30	500	620
California GO	5.250%	10/1/13 (14)	500	513
California GO	5.000%	11/1/13	500	514
California GO	5.000%	6/1/15	500	539
California GO	6.000%	2/1/16	500	576
California GO	5.000%	11/1/16	350	403
California GO	5.000%	3/1/17	500	580
California GO	5.000%	4/1/17	500	582
California GO	5.500%	4/1/18	500	607
California GO	6.000%	4/1/18	500	620
California GO	5.000%	9/1/18	500	571
California GO	5.000%	11/1/18 (3)	500	589

California GO	5.500%	4/1/19	785	968
California GO	5.000%	6/1/19 (14)	500	581
California GO	5.000%	2/1/20	500	605
California GO	5.000%	9/1/21	500	614
California GO	5.000%	10/1/21	250	284
California GO	5.000%	6/1/25	495	532
California GO	5.500%	3/1/26	500	585
California GO	5.000%	6/1/27 (14)	500	560
California GO	5.000%	9/1/27	500	554
California GO	4.500%	8/1/28 (2)	485	521
California GO	5.250%	2/1/29	500	578
California GO	5.750%	4/1/29	500	593
California GO	5.000%	9/1/29 (2)	500	547
California GO	5.000%	9/1/29	495	558
California GO	5.250%	3/1/30	500	585
California GO	5.250%	9/1/30	500	583
California GO	5.000%	2/1/32	500	561
California GO TOB VRDO	0.150%	4/2/13	100	100
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	300	357
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	500	530
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	500	587
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/20	325	397
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	500	547
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	593
California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	651
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	500	579
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	300	338
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	250	279
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	384
California State University Revenue Systemwide	5.750%	11/1/27	500	598
California State University Revenue Systemwide	5.250%	11/1/29	300	345
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/19	500	603
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	500	505
Colton CA Public Financing Authority Electric
Revenue	5.000%	4/1/28	500	561
Los Angeles CA Community College District GO	5.000%	8/1/27	500	574
Los Angeles CA Community College District GO	5.000%	8/1/31 (4)	145	161
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	576
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	500	592

Los Angeles CA GO	5.000%	9/1/14 (Prere.)	500	534
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	1,825	2,127
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	573
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	745	806
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	575
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	575
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	150	169
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	500	572
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	683
2 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue
TOB VRDO	0.130%	4/1/13	1,100	1,100
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/26	500	582
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/24	600	691
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	700	293
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/16	100	110
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	245	285
Sacramento CA Municipal Utility District
Financing Authority Revenue (Cosumnes
Project)	5.125%	7/1/29 (14)	1,000	1,087
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27 (4)	500	564
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/23	500	577
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	584
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	500	579
San Diego CA Community College District GO	5.000%	8/1/31	500	578
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	500	577
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	500	586
San Diego CA Unified School District GO	0.000%	7/1/27	500	282
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	641
San Diego CA Unified School District GO	0.000%	7/1/28	500	266
San Diego CA Unified School District GO	0.000%	7/1/29	500	251
San Diego CA Unified School District GO	0.000%	7/1/30	100	47
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30 (4)	500	556
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/31	560	654
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/21	350	409
San Francisco CA City & County Earthquake
Safety GO	5.000%	6/15/28	500	576
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	500	604
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	225	263
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	500	568

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.500%	11/1/30	500	602
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	700	771
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/15	245	265
University of California Revenue	5.000%	5/15/21	500	551
University of California Revenue	5.000%	5/15/25	500	584
University of California Revenue	5.000%	5/15/27 (14)	500	558
University of California Revenue	5.000%	5/15/28 (14)	500	557
University of California Revenue TOB VRDO	0.130%	4/2/13	300	300
				62,204
Colorado (1.0%)
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/23	300	371
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/33	750	913
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/21	500	606
Colorado Department of Transportation RAN	5.250%	12/15/13 (Prere.)	3,750	3,885
Colorado Department of Transportation RAN	5.500%	6/15/15 (14)	500	556
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	500	575
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	541
Colorado Springs CO Utility System Revenue	5.000%	11/15/28	500	589
Denver CO City & County Airport Revenue	5.000%	11/15/20	500	609
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	498
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	1,500	1,689
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	500	554
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	500	581
				11,967
Connecticut (0.8%)
Connecticut GO	5.500%	12/15/13	3,000	3,114
Connecticut GO	5.000%	1/1/14	500	518
Connecticut GO	5.000%	11/1/14	500	538
Connecticut GO	5.000%	12/1/14	500	539
Connecticut GO	5.000%	11/1/16	410	472
Connecticut GO	5.000%	4/15/21	500	621
Connecticut GO	5.000%	4/15/24	500	609
Connecticut GO	5.000%	4/15/28	500	593
Connecticut GO	5.000%	10/15/32	705	828
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	500	558
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	110	124
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	585
				9,099

Delaware (0.1%)
Delaware GO	5.000%	10/1/20	700	880

District of Columbia (0.3%)
District of Columbia GO	5.000%	6/1/21 (4)	500	585
District of Columbia Income Tax Revenue	5.000%	12/1/26	530	635
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	607
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	575
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	597
				2,999
Florida (2.2%)
Broward County FL Airport System Revenue	5.000%	10/1/28	400	459
Broward County FL Airport System Revenue	5.375%	10/1/29	500	567
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	1,000	1,091
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	435	503
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/17	1,295	1,521
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	450	534
Florida Board of Education Capital Outlay GO	5.000%	1/1/14	500	518
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	500	556
Florida Board of Education Lottery Revenue	5.000%	7/1/18	500	599
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/16	300	332
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	220	268
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	599
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	500	577
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/15 (14)	625	688
Florida Department of Transportation GO	5.000%	7/1/19	545	666
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/26	500	585
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	607
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	500	563
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.120%	4/5/13	1,200	1,200
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/31	500	571
Jacksonville FL Special Revenue	5.000%	10/1/32	500	574
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	954
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	575
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	651
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	500	566
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	500	558

Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	500	575
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	595
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	500	556
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/22	500	623
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/13 (ETM)	500	513
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/14 (ETM)	500	538
Palm Beach County FL Revenue (Pine Crest
Preparatory, Inc.) VRDO	0.110%	4/5/13 LOC	2,000	2,000
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	230
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/33	500	564
Tampa FL Hospital Revenue	5.000%	7/1/23	750	864
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/30	500	603
				24,543
Georgia (1.6%)
Atlanta GA Airport Revenue	5.000%	1/1/16	525	586
Atlanta GA Airport Revenue	5.000%	1/1/20	500	604
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	660
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	500	514
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/24	400	488
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	580
Georgia GO	5.000%	10/1/13	500	512
Georgia GO	4.000%	1/1/15	575	612
Georgia GO	5.000%	9/1/15 (Prere.)	500	556
Georgia GO	5.000%	4/1/16	500	567
Georgia GO	5.000%	5/1/16	500	569
Georgia GO	5.000%	7/1/16	500	572
Georgia GO	5.000%	7/1/16	400	458
Georgia GO	5.000%	5/1/17	450	529
Georgia GO	5.750%	8/1/17	500	609
Georgia GO	5.000%	10/1/19	750	930
Georgia GO	5.000%	7/1/21	500	633
Georgia GO	5.000%	7/1/22	500	608
Georgia GO	5.000%	5/1/25	500	598
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	500	527
Georgia Road & Tollway Authority Revenue	5.000%	6/1/17	500	583
Gwinnett County GA School District GO	5.000%	2/1/17 (ETM)	500	582
Gwinnett County GA School District GO	5.000%	2/1/28	500	627
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/14	100	104
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	590	647
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.125%	9/15/16	75	84
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/18	100	114

Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	250	283
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	500	570
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	245	282
Milledgeville-Baldwin County GA Development
Authority Revenue (Georgia College & State
University Foundation)	5.625%	9/1/14 (Prere.)	500	543
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	365	429
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/17	525	608
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	500	580
				17,748
Hawaii (0.6%)
Hawaii GO	5.000%	7/1/14 (2)	500	530
Hawaii GO	5.750%	2/1/15 (4)	500	549
Hawaii GO	5.000%	11/1/16	200	231
Hawaii GO	5.000%	4/1/17 (Prere.)	55	65
Hawaii GO	5.000%	4/1/19 (2)	445	516
Hawaii GO	5.000%	12/1/21	375	469
Hawaii GO	5.000%	6/1/29	500	595
Hawaii GO	5.000%	12/1/29	500	589
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	659
Honolulu HI City & County GO	5.000%	7/1/20 (4)	500	580
Honolulu HI City & County GO	5.000%	12/1/30	310	364
Honolulu HI City & County GO	5.250%	8/1/31	500	598
University of Hawaii Revenue	5.000%	10/1/27	500	576
				6,321
Illinois (2.2%)
Chicago IL Board of Education GO	5.000%	12/1/18 (2)	295	347
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	210	249
Chicago IL Board of Education GO	5.250%	12/1/21 (14)(3)	500	597
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	565
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	500	558
Chicago IL Board of Education GO VRDO	0.150%	4/1/13 LOC	2,100	2,100
Chicago IL GO	5.000%	12/1/16 (2)	500	569
Chicago IL GO	5.500%	1/1/17 (4)	500	575
Chicago IL GO	5.000%	1/1/19 (2)	500	559
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	577
Chicago IL Metropolitan Water Reclamation
District GO	5.250%	12/1/32	750	945
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/15 (14)	155	168
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/17 (14)	370	428
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24 (4)	500	576
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24 (14)	500	553
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	555
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33 (14)(3)	540	580
Cook County IL GO	5.000%	11/15/21	500	583
Cook County IL GO	5.000%	11/15/28	500	565
Cook County IL GO	5.250%	11/15/28	500	581
Illinois Finance Authority Revenue (Art Institute
of Chicago)	4.000%	3/1/16	500	544

Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/32	500	572
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	95	111
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/30	500	568
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	500	580
Illinois GO	5.000%	1/1/17	330	372
Illinois GO	5.000%	1/1/18	500	570
Illinois GO	5.000%	8/1/19	250	285
Illinois GO	5.000%	8/1/20	500	571
Illinois GO	5.000%	1/1/21 (4)	710	800
Illinois GO	5.000%	8/1/21	500	570
Illinois GO	5.000%	6/1/26	500	537
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	500	670
Illinois Sales Tax Revenue	5.500%	6/15/17 (3)	500	594
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	500	567
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	568
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/19	650	715
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/19	250	270
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (3)	1,000	878
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	300
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	250	140
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	500	600
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	400	478
2 Schaumburg IL GO TOB VRDO	0.140%	4/5/13 (13)	400	400
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	500	567
				25,057
Indiana (0.5%)
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/16	250	284
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.150%	4/1/13	1,400	1,400
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.150%	4/1/13	800	800
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/18	500	595
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/32	500	588
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/32	500	569
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	290	318
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	601
Indiana University Student Fee Revenue	5.000%	6/1/19	445	543

Indiana University Student Fee Revenue	5.000%	8/1/23	100	117
				5,815
Iowa (0.0%)
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/24	220	263

Kansas (0.4%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/22	500	599
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	500	590
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16	1,250	1,428
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/17	900	1,020
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/29	500	563
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	500	598
				4,798
Kentucky (0.7%)
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group) VRDO	0.150%	4/1/13 LOC	5,585	5,585
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	150	167
Kentucky Property & Building Commission
Revenue	5.375%	11/1/23	500	597
Kentucky Property & Building Commission
Revenue	5.000%	11/1/26 (4)	500	574
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	4.000%	7/1/17	500	567
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/25	305	364
				7,854
Louisiana (0.5%)
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	405	471
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	500	547
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31 (4)	500	553
Louisiana GO	5.000%	5/1/16 (Prere.)	500	569
Louisiana GO	5.000%	5/1/16 (Prere.)	500	569
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/16	1,260	1,387
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/32	500	561
New Orleans LA GO	5.000%	12/1/31	500	553
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	385	422
				5,632
Maine (0.4%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.130%	4/5/13 LOC	4,100	4,100

Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	589
				4,689
Maryland (1.6%)
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/28	650	770
1 Howard County MD GO	5.000%	2/15/22	750	930
Howard County MD GO	5.000%	8/15/24	200	246
Maryland Department of Transportation
Revenue	5.000%	2/15/18	500	598
Maryland GO	5.000%	3/1/15	550	599
Maryland GO	5.250%	3/1/15	500	547
Maryland GO	5.000%	8/1/15 (Prere.)	500	554
Maryland GO	5.000%	8/1/15	500	554
Maryland GO	5.000%	8/1/16 (Prere.)	450	516
Maryland GO	5.000%	11/1/16	105	122
Maryland GO	5.000%	3/15/17	500	586
Maryland GO	5.000%	7/15/17	610	722
Maryland GO	5.000%	8/1/17	500	593
Maryland GO	5.250%	8/15/17	500	599
Maryland GO	5.250%	3/1/18	200	242
Maryland GO	4.500%	8/1/18	465	552
1 Maryland GO	5.000%	8/1/21	870	1,082
Maryland GO	5.000%	3/15/22	500	606
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/27	500	577
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/24	500	609
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/16	575	655
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/20	500	587
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/15 (4)	750	793
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	599
Maryland Transportation Authority GAN	5.000%	3/1/16	465	525
Maryland Transportation Authority GAN	5.250%	3/1/16	585	665
Maryland Transportation Authority GAN	5.250%	3/1/20	500	611
Montgomery County MD GO	5.000%	7/1/17	500	591
Montgomery County MD GO	5.000%	11/1/17	500	597
Prince Georges County MD GO	5.000%	9/15/23	500	618
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/17	500	590
				18,435
Massachusetts (2.4%)
Boston MA GO	5.000%	2/1/22	500	632
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	500	605
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	480	615
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	400	518

Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28	500	633
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	915	1,131
Massachusetts College Building Authority
Revenue	5.000%	5/1/16 (Prere.)	500	568
Massachusetts College Building Authority
Revenue	5.250%	5/1/29	445	520
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	584
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	350	388
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	1/1/20	355	441
Massachusetts Development Finance Agency
Revenue (UMASS Memorial Medical Center)	5.125%	7/1/26	500	556
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	300	350
Massachusetts GO	5.500%	11/1/13 (3)	2,000	2,063
Massachusetts GO	5.000%	5/1/14	500	526
Massachusetts GO	5.000%	8/1/14	500	532
Massachusetts GO	5.000%	8/1/15	500	554
Massachusetts GO	4.750%	8/1/16 (Prere.)	500	570
Massachusetts GO	5.500%	11/1/16	500	588
Massachusetts GO	5.500%	10/1/18	500	619
Massachusetts GO	5.000%	7/1/20	500	611
Massachusetts GO	5.000%	8/1/20	500	622
Massachusetts GO	5.250%	8/1/20	300	379
Massachusetts GO	5.500%	10/1/20 (14)	500	641
Massachusetts GO	5.500%	10/1/20	500	642
Massachusetts GO	5.250%	8/1/23	500	642
Massachusetts GO	5.250%	8/1/24 (4)	800	934
Massachusetts GO	5.000%	3/1/26	500	594
Massachusetts GO	5.000%	4/1/29	500	583
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/28	500	598
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.000%	8/15/15 (14)	500	549
Massachusetts Port Authority Revenue	5.000%	7/1/17	415	487
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	195	216
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	65	72
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	305	339
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	415	461
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	500	610
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	225	280
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	495	611
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	20	22

Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (3)	500	623
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	173
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19	240	295
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/20	200	253
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/21	500	640
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/30	625	808
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	1,077
University of Massachusetts Building Authority
Revenue	5.250%	11/1/14 (Prere.)	500	540
				27,295
Michigan (1.3%)
Birmingham MI City School District GO	5.000%	5/1/22	740	916
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	577
Mason MI Public School District GO	5.250%	5/1/14 (Prere.)	165	174
Mason MI Public School District GO	5.250%	5/1/17 (4)	1,685	1,773
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	593
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/27	500	567
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/31	500	585
1 Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	500	596
Michigan GO	5.000%	9/15/14 (4)	500	534
Michigan GO	5.000%	5/1/18	500	598
Michigan GO	5.500%	11/1/25	595	716
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.120%	4/5/13	3,100	3,100
Michigan Trunk Line Revenue	5.000%	11/1/21	500	596
Oakland University of Michigan Revenue VRDO	0.120%	4/5/13 LOC	2,800	2,800
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	500	570
				14,695
Minnesota (0.6%)
Chisago Lakes MN Independent School District
GO	5.000%	2/1/15 (4)	500	541
Minnesota General Fund Revenue	5.000%	3/1/28	500	591
Minnesota GO	5.000%	6/1/13	65	65
Minnesota GO	5.000%	6/1/13 (ETM)	435	439
Minnesota GO	5.000%	11/1/14	500	538
Minnesota GO	5.000%	8/1/15	500	554
Minnesota GO	5.000%	10/1/17	500	596
Minnesota GO	5.000%	8/1/19	500	617
Minnesota GO	5.000%	11/1/20	325	399
Minnesota GO	5.000%	8/1/21	500	606
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/15	500	544
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	500	558
University of Minnesota Revenue	5.000%	8/1/19	500	609

University of Minnesota Revenue	5.250%	12/1/29	500	602
				7,259
Mississippi (0.2%)
DeSoto County MS School District GO	5.000%	5/1/19	370	452
Mississippi Development Bank Special
Obligation Revenue (Capital City Convention
Center Project)	5.000%	3/1/30	675	804
Mississippi GO	5.500%	12/1/18	750	930
				2,186
Missouri (0.3%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/15 (Prere.)	130	145
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	370	408
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/15	300	329
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/17	500	586
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/23	600	765
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	500	588
Missouri Highways & Transportation
Commission Road Revenue	5.250%	5/1/23	350	409
				3,230
Nebraska (0.2%)
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/23	750	858
Lincoln NE Electric System Revenue	5.000%	9/1/25	400	486
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	345	395
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/16	350	384
				2,123
Nevada (0.4%)
Clark County NV GO	5.000%	12/1/29	500	560
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/27	500	569
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/15	155	170
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20	455	515
Clark County NV School District GO	5.000%	6/15/18	1,690	1,985
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/26 (3)	500	574
				4,373
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/17	500	556
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	115	132
				688

New Jersey (3.5%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/13 (Prere.)	875	901
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	500	407
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/22 (4)	500	388
Jersey City NJ GO	5.000%	3/1/21	480	568
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/23	495	626
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.130%	4/1/13 LOC	3,400	3,400
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	500	533
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	500	583
1 New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	500	564
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	610
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	500	510
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	500	510
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	500	533
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	500	547
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	400	450
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	500	595
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	300	357
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (Prere.)	500	534
New Jersey Economic Development Authority
Revenue(New Jersey Transit Light Rail
Transit System Project)	5.000%	5/1/17	500	582
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/18	500	592
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/19	500	598
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	12/1/19	195	239
New Jersey Equipment Lease Purchase COP	5.000%	6/15/16	425	480
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	295	341
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	530	622
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	500	581

New Jersey GO	5.250%	7/15/15 (2)	500	555
New Jersey GO	5.000%	8/15/15	790	875
New Jersey GO	5.250%	7/1/16 (14)	500	575
New Jersey GO	5.250%	7/15/18 (2)	500	607
New Jersey GO	5.000%	8/15/19	750	916
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	500	579
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.150%	4/1/13 LOC	2,200	2,200
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	245	276
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	395	435
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/16	200	227
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	200	222
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	500	552
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/14 (Prere.)	500	530
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/14 (14)	500	542
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/15 (2)	170	191
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (14)	200	227
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	230	261
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	275	317
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/16 (14)	100	117
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	150	181
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	2,500	3,118
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21 (14)	245	300
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	605	760
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,134
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	500	586
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	100	118
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	574
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	500	632
1 New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,121
Newark NJ GO	5.000%	10/1/19	500	591
Rutgers State University New Jersey Revenue
VRDO	0.140%	4/1/13	2,200	2,200
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	500	581
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	500	565
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	100	112

West Deptford Township NJ GO	5.000%	7/1/27 (4)	635	718
				40,146
New Mexico (0.1%)
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	500	613
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/13 (2)	500	505
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	598
				1,716
New York (8.2%)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	500	547
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/18	500	595
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	500	602
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	500	566
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/14	410	430
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17	630	720
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19 (14)	500	563
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/21 (14)	500	564
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	500	571
New York City NY GO	5.500%	6/1/13 (Prere.)	500	505
New York City NY GO	5.250%	8/1/13	500	509
New York City NY GO	5.750%	8/1/13	55	55
New York City NY GO	5.000%	1/1/14	500	518
New York City NY GO	5.250%	9/1/14	500	535
New York City NY GO	5.000%	11/1/14 (Prere.)	90	97
New York City NY GO	5.000%	2/1/16	105	118
New York City NY GO	5.000%	8/1/16	500	571
New York City NY GO	5.000%	2/1/17	500	579
New York City NY GO	5.000%	9/1/17	500	555
New York City NY GO	5.000%	2/1/18	500	576
New York City NY GO	5.000%	8/1/19	500	584
New York City NY GO	5.000%	8/1/21	380	470
New York City NY GO	5.000%	10/1/22	500	612
New York City NY GO	5.000%	8/1/23	380	464
New York City NY GO	5.000%	8/1/23 (14)	500	550
New York City NY GO	5.000%	11/1/23	215	230
New York City NY GO	5.250%	8/15/24	500	599
New York City NY GO	5.000%	8/1/25	905	996
New York City NY GO	5.000%	8/1/25	750	889
New York City NY GO	5.000%	8/1/26	500	593
New York City NY GO	5.000%	8/1/26	1,000	1,196
New York City NY GO	5.000%	8/15/26	475	557

New York City NY GO	5.000%	5/15/28	480	568
New York City NY GO	5.000%	8/1/28	500	557
New York City NY GO	5.000%	8/1/28	400	456
New York City NY GO	5.500%	11/15/28	300	359
New York City NY GO	5.625%	4/1/29	840	1,023
New York City NY GO	5.000%	5/15/29	500	591
New York City NY GO	5.000%	8/1/31	365	416
New York City NY GO VRDO	0.120%	4/1/13	1,600	1,600
New York City NY GO VRDO	0.110%	4/5/13 LOC	1,300	1,300
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	500	559
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/15	250	276
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	714
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	595
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	500	558
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	280
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	571
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	345	373
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	580
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.130%	4/1/13	900	900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.140%	4/1/13	1,000	1,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.140%	4/1/13	1,100	1,100
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24 (14)	500	535
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	500	534
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24	500	598
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	500	593
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	500	592
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/29	1,070	1,232
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	250	288
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	245	281
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/18	200	238
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	500	582

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/22	35	40
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	500	573
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	500	571
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	400	479
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	500	570
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	500	588
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	500	575
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	300	349
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	500	586
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	500	581
2 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.150%	4/1/13	1,000	1,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.120%	4/5/13	3,100	3,100
New York GO	4.500%	2/1/17	500	574
New York GO	4.500%	2/1/18	500	586
New York GO	4.500%	2/1/19	500	594
New York GO	5.000%	2/15/30	315	365
New York Liberty Development Corp. Revenue	5.000%	11/15/31	500	565
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	210	257
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (3)	300	373
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	500	571
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	570
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	565
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	500	568
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	500	565
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/24	600	720
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/16 (Prere.)	500	581
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.500%	7/1/15	500	557
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17	210	248
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	560	662
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/14 (14)	500	542
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	600	676

New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	4.750%	11/15/28 (14)	455	492
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	631
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	638
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	612
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	474
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/25 (4)	250	289
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	500	551
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/15	100	111
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	595	697
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	574
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	325	377
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/24 (14)	500	562
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	637
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	500	570
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15	165	179
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	600	655
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	500	582
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	200	242
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	615	743
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	500	601
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	500	576
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	500	574
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	300	343
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	500	600
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	477
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	275	313

New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	591
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/20	500	609
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	500	558
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	500	582
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/24	365	437
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	500	612
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	500	618
New York State Thruway Authority Revenue	5.000%	1/1/15 (14)	550	593
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	584
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	569
New York State Thruway Authority Revenue	5.000%	1/1/30	500	574
New York State Thruway Authority Revenue	5.000%	1/1/32 (14)(3)	600	662
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/13	500	500
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.250%	4/1/13 (2)	500	500
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	500	555
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	500	594
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	500	550
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	500	573
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	225	255
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	606
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	614
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/22 (4)	385	419
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	594
New York State Urban Development Corp.
Revenue	5.000%	12/15/14	100	108
New York State Urban Development Corp.
Revenue	5.000%	1/1/15	500	540
New York State Urban Development Corp.
Revenue	5.000%	12/15/15	400	450
New York State Urban Development Corp.
Revenue	5.000%	12/15/18	500	608
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	275	309
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	600	730

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	683
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/25	1,500	1,745
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	540	634
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/26	500	581
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	500	563
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/19 (14)	500	625
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/21 (14)	500	635
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	500	564
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.130%	4/1/13 LOC	600	600
Westchester County NY GO	5.000%	7/1/20	500	626
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	500	551
				92,917
North Carolina (1.3%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/27	500	606
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	295
Guilford County NC GO	5.000%	3/1/18	500	600
Mecklenburg County NC GO	5.000%	3/1/17	500	585
Mecklenburg County NC GO	5.000%	12/1/18	500	611
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/26	500	573
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	674
North Carolina Capital Improvement Revenue	5.000%	5/1/29	500	575
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/18 (2)	475	579
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	500	562
North Carolina GO	5.000%	3/1/16	500	566
North Carolina GO	5.000%	3/1/17	520	608
North Carolina GO	5.000%	3/1/18	500	595
North Carolina GO	5.000%	3/1/20	275	342
North Carolina GO	5.000%	5/1/22	250	318
North Carolina GO	5.000%	5/1/26	750	966
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/21 (4)	2,000	2,306
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/24	600	699
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/30	500	556
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/24	500	599
Wake County NC GO	5.000%	2/1/18	350	419
Wake County NC GO	5.000%	3/1/18	500	600
Wake County NC GO	5.000%	3/1/22	400	507
Wake County NC Public Improvement GO	5.000%	3/1/16	100	113
				14,854

Ohio (2.1%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/16	500	566
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.140%	4/2/13 LOC	100	100
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/27	570	664
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	586
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	551
Cincinnati OH City School District GO	5.250%	12/1/26 (14)	500	641
Cleveland OH Airport System Revenue	5.250%	1/1/18 (2)	260	304
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	500	541
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (3)	500	570
Columbus OH GO	5.000%	7/1/25	535	653
Hamilton County OH Sales Tax Revenue	4.500%	12/1/15 (2)	350	384
Kent State University OH Revenue	5.000%	5/1/23 (12)	500	592
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	500	576
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.140%	4/1/13	1,400	1,400
Ohio (Mental Health Facilities Improvement
Fund Projects) Revenue	5.000%	2/1/22	750	910
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/20	100	124
Ohio Common Schools GO	5.000%	6/15/16 (Prere.)	750	857
Ohio Conservation Projects GO	5.000%	3/1/14 (Prere.)	1,885	1,968
Ohio GO	5.000%	8/1/17	770	907
Ohio GO	5.000%	9/15/19	260	292
Ohio GO	5.000%	8/1/23	500	621
Ohio Higher Education GO	5.000%	8/1/21	500	625
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	550	679
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/14	500	540
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/15	550	616
Ohio State University General Receipts
Revenue	5.000%	12/1/16 (ETM)	30	35
Ohio State University General Receipts
Revenue	5.000%	12/1/16	470	543
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/15 (3)	500	547
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	500	562
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.140%	4/1/13 LOC	900	900
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.250%	6/1/19	435	537
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	2,365	2,496
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	635	670
Penta Career Center Ohio COP	5.250%	4/1/23	125	152

University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/20	500	610
				23,319
Oklahoma (0.1%)
Oklahoma City OK GO	5.000%	3/1/24	525	635
Oklahoma Turnpike Authority Revenue	5.000%	1/1/31	300	350
University of Oklahoma Revenue	5.000%	7/1/31	475	547
				1,532
Oregon (0.2%)
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	500	599
Oregon GO	5.000%	5/1/23	500	624
Portland OR Sewer System Revenue	5.000%	6/15/22 (4)	500	591
				1,814
Pennsylvania (1.9%)
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	325	377
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	500	591
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	586
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	500	503
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	500	584
Chester County PA GO	5.000%	11/15/31	750	898
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25 (14)	500	540
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/32	500	566
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	500	597
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	500	561
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.700%	5/1/15	750	784
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	1/1/18	325	371
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/23	500	537
Pennsylvania GO	5.000%	9/1/14 (4)	500	534
Pennsylvania GO	5.000%	5/1/15	405	444
Pennsylvania GO	5.250%	7/1/15	500	554
Pennsylvania GO	5.000%	3/1/16	100	113
Pennsylvania GO	5.000%	7/1/16	400	457
Pennsylvania GO	5.000%	7/1/16	120	137
Pennsylvania GO	5.000%	11/15/17	500	596
Pennsylvania GO	5.000%	7/1/18	570	685
Pennsylvania GO	5.000%	7/1/20	500	620
Pennsylvania GO	5.000%	11/15/20	250	312

Pennsylvania GO	5.375%	7/1/21	500	641
Pennsylvania GO	5.000%	8/1/22	500	585
Pennsylvania GO	5.000%	11/15/22	500	620
Pennsylvania GO	5.000%	1/1/26	100	111
Pennsylvania GO	5.000%	4/15/28	500	583
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/13 (14)	110	111
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/24	200	228
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	500	563
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	500	574
Pennsylvania State University Revenue	5.000%	3/1/25	500	578
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	345	398
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	1,050	1,153
Philadelphia PA Airport Revenue	5.000%	6/15/15	505	551
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	500	578
Philadelphia PA School District GO	5.000%	8/1/20 (2)	500	546
Philadelphia PA School District GO	5.250%	9/1/22	500	582
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	560	659
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/24	500	613
				21,621
Puerto Rico (0.8%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/20	500	534
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	506
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/21	500	525
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	500	523
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/23	500	505
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/26	500	504
Puerto Rico GO	6.000%	7/1/27 (14)	500	522
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/22 (3)	500	515
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/25	500	510
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/24 (2)	500	507
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.500%	7/1/18 (2)	500	535
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/29	500	478
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,397
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/27	500	528
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/30	500	522
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/33	1,000	312
				8,923
South Carolina (0.5%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	500	574
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/27	250	298
Greenville County SC School District GO	5.000%	12/1/27	500	558

Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (3)	1,600	1,103
South Carolina GO	5.000%	4/1/20	450	560
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	500	555
South Carolina Public Service Authority
Revenue	5.000%	1/1/14 (Prere.)	400	414
South Carolina Public Service Authority
Revenue	5.000%	1/1/16	130	146
South Carolina Public Service Authority
Revenue	5.000%	1/1/29	500	565
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/13 (2)	500	513
				5,286
Tennessee (0.8%)
Memphis TN Electric System Revenue	5.000%	12/1/17	500	597
Memphis TN GO	5.000%	7/1/21	500	611
Memphis TN GO	5.000%	5/1/30	500	579
1 Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	625	770
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	500	541
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	10/1/15	350	391
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	500	607
Shelby County TN GO	5.000%	3/1/19	500	608
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	122
Shelby County TN GO	5.000%	4/1/19	400	487
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	500	554
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/17	250	278
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	500	567
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	500	575
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,115	1,299
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	100	113
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	250	292
Tennessee GO	5.000%	8/1/14	500	532
				9,523
Texas (3.5%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (3)	1,000	912
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	500	624
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/24	275	323
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	500	575

Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	234
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	500	600
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/30	500	564
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/27	500	550
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	500	601
Dallas TX GO	5.000%	2/15/15	500	544
Dallas TX Independent School District GO	5.000%	8/15/14	500	533
Dallas TX Independent School District GO	5.000%	2/15/23	485	590
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/15 (2)	485	541
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/17	200	238
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/22	330	409
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	515	589
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	765	950
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	537
Garland TX Independent School District GO	5.000%	2/15/23	470	575
Harris County TX Flood Control District GO	5.250%	10/1/18	435	533
Harris County TX GO	5.000%	10/1/23	500	592
Harris County TX GO	5.000%	10/1/23	300	368
Harris County TX Toll Road Revenue	5.000%	8/15/27	500	575
Harris County TX Toll Road Revenue	5.000%	8/15/32	500	581
Houston TX Community College GO	5.000%	2/15/27	1,000	1,074
Houston TX GO	5.000%	3/1/20	500	601
Houston TX Independent School District GO	5.000%	7/15/15 (4)	500	552
Houston TX Utility System Revenue	5.125%	5/15/28 (14)	500	523
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	500	580
Houston TX Utility System Revenue	5.250%	11/15/30	500	590
Lake Travis TX Independent School District GO	5.000%	2/15/32	500	581
Lone Star College System Texas GO	5.000%	8/15/23	250	301
Lower Colorado River Authority Texas Revenue	5.750%	5/15/15 (Prere.)	40	45
Lower Colorado River Authority Texas Revenue	5.750%	5/15/15 (Prere.)	415	462
Lower Colorado River Authority Texas Revenue	5.750%	5/15/28	45	49
Lubbock TX GO	5.000%	2/15/23	500	610
North East TX Independent School District GO	5.250%	2/1/22	500	635
North Texas Tollway Authority System Revenue	6.000%	1/1/20	500	595
North Texas Tollway Authority System Revenue	6.000%	1/1/25	500	586
North Texas Tollway Authority System Revenue	6.000%	1/1/28	250	292
North Texas Tollway Authority System Revenue	5.500%	9/1/28	500	599
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	500	564
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	584
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	210	246
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	905	1,018
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	500	606

San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	500	621
San Antonio TX GO	5.000%	8/1/20	125	155
San Antonio TX GO	5.000%	2/1/24	500	600
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/16 (2)	260	298
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	325	382
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources)	5.000%	2/15/26	500	558
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/26	500	587
Texas GO	5.000%	8/1/31	500	586
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	500	569
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	110	129
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	405	456
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	380	422
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	165	194
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	455	536
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	1,500	1,474
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/14	500	530
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/15	425	459
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/18	500	551
Texas Tech University System Financing
System Revenue	5.000%	2/15/28	500	568
Texas Transportation Commission Revenue	4.750%	4/1/24	500	557
Texas Transportation Commission Revenue	5.000%	4/1/25	500	561
Texas Transportation Commission Revenue	5.000%	4/1/26	500	560
Texas Water Financial Assistance GO	5.000%	8/1/24	500	601
Texas Water Financial Assistance GO	5.000%	8/1/25	500	599
Texas Water Financial Assistance GO	5.000%	8/1/27	500	588
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	325	400
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	500	630
Williamson County TX GO	5.000%	2/15/23	230	284
				39,286
Utah (0.4%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	580
Intermountain Power Agency Utah Power
Supply Revenue	5.250%	7/1/13 (Prere.)	500	507
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.140%	4/1/13	2,100	2,100
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	350	396
Utah GO	5.000%	7/1/16	500	572

Utah GO	5.000%	7/1/16	500	572
				4,727
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	500	548

Virginia (0.7%)
Arlington County VA GO	5.000%	8/1/23	600	755
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	583
Chesterfield County VA GO	5.000%	1/1/22	500	633
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	596
Fairfax County VA Public Improvement GO	5.000%	4/1/21	300	379
Fairfax County VA Public Improvement GO	5.000%	4/1/23	500	639
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	615
Norfolk VA Water Revenue	5.000%	11/1/31	500	584
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/30	500	559
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/17	200	233
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	443
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/22	575	723
Virginia Public School Authority Revenue	5.000%	8/1/13	500	508
Virginia Public School Authority Revenue	5.000%	8/1/19	500	612
				7,862
Washington (1.1%)
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	618
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.250%	7/1/16	500	575
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	500	588
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	100	110
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	865	988
King County WA GO	5.000%	1/1/19	150	182
King County WA GO	5.000%	1/1/24	500	611
Port of Seattle WA Revenue	5.000%	3/1/20 (14)	665	714
Port of Seattle WA Revenue	5.000%	8/1/29	250	290
University of Washington Revenue	5.000%	4/1/31	335	387
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	457
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	425	503
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	500	571
Washington GO	5.700%	10/1/15 (4)	315	335
Washington GO	5.000%	2/1/16	500	563
Washington GO	5.000%	7/1/16 (Prere.)	500	573
Washington GO	5.000%	7/1/17	200	235
1 Washington GO	5.000%	7/1/18	675	811
Washington GO	0.000%	6/1/20 (3)	500	436
Washington GO	5.000%	8/1/20	500	608
Washington GO	5.000%	7/1/21	500	597
Washington GO	5.000%	7/1/25	500	606

Washington GO	5.000%	2/1/32	500	579
Washington State University General Revenue	5.000%	10/1/31	500	577
				12,514
Wisconsin (1.2%)
Wisconsin Annual Appropriation Revenue	5.625%	5/1/28	460	553
Wisconsin Clean Water Revenue	5.000%	6/1/24	550	680
Wisconsin GO	4.000%	9/1/15	970	1,052
Wisconsin GO	5.000%	5/1/16	500	567
Wisconsin GO	5.000%	5/1/16 (4)	600	657
Wisconsin GO	5.000%	5/1/21	750	933
Wisconsin GO	5.000%	5/1/23	500	591
Wisconsin GO	5.000%	5/1/24	500	610
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert & Community
Health Inc. Obligated Group) VRDO	0.150%	4/1/13 LOC	6,380	6,380
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	500	575
Wisconsin Transportation Revenue	5.250%	7/1/14 (4)	500	531
Wisconsin Transportation Revenue	5.000%	7/1/23	500	617
				13,746
Total Tax-Exempt Municipal Bonds (Cost $553,671)				585,687
Total Investments (100.1%) (Cost $862,875)				1,132,915
Other Assets and Liabilities-Net (-0.1%)				(1,419)
Net Assets (100%)				1,131,496

* Non-income-producing security.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2013.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the aggregate value of these securities was $2,500,000, representing 0.2% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	547,228	----	----
Tax-Exempt Municipal Bonds	----	585,687	----
Total	547,228	585,687	----

C. At March 31, 2013, the cost of investment securities for tax purposes was $862,875,000. Net unrealized appreciation of investment securities for tax purposes was $270,040,000, consisting of unrealized gains of $275,688,000 on securities that had risen in value since their purchase and $5,648,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Small-Cap Fund

Schedule of Investments
As of March 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (15.4%)
Brunswick Corp.	415,593	14,222
* Fifth & Pacific Cos. Inc.	552,355	10,428
Pool Corp.	213,790	10,262
Wolverine World Wide Inc.	230,775	10,239
Cracker Barrel Old Country Store Inc.	109,412	8,846
* Lumber Liquidators Holdings Inc.	125,210	8,792
Ryland Group Inc.	209,298	8,711
* Steven Madden Ltd.	189,121	8,159
* Live Nation Entertainment Inc.	650,385	8,045
* Iconix Brand Group Inc.	298,778	7,729
* Coinstar Inc.	128,721	7,520
* Buffalo Wild Wings Inc.	85,850	7,514
Men's Wearhouse Inc.	220,531	7,370
Hillenbrand Inc.	288,915	7,304
* Jack in the Box Inc.	200,736	6,943
* Vitamin Shoppe Inc.	139,107	6,795
* Meritage Homes Corp.	143,395	6,719
* Hibbett Sports Inc.	118,999	6,696
* Genesco Inc.	111,387	6,693
* Crocs Inc.	406,289	6,021
Group 1 Automotive Inc.	99,152	5,956
Buckle Inc.	125,709	5,864
* Marriott Vacations Worldwide Corp.	134,511	5,772
Arbitron Inc.	123,013	5,766
* Helen of Troy Ltd.	146,593	5,623
Monro Muffler Brake Inc.	135,185	5,368
Texas Roadhouse Inc. Class A	264,999	5,350
* Jos A Bank Clothiers Inc.	128,740	5,137
DineEquity Inc.	74,074	5,096
* Select Comfort Corp.	257,423	5,089
* Children's Place Retail Stores Inc.	108,484	4,862
* Papa John's International Inc.	77,552	4,794
OfficeMax Inc.	400,341	4,648
Dorman Products Inc.	124,343	4,627
Lithia Motors Inc. Class A	97,280	4,619
La-Z-Boy Inc.	241,218	4,552
Sturm Ruger & Co. Inc.	88,829	4,506
Finish Line Inc. Class A	229,251	4,491
* Standard Pacific Corp.	514,185	4,443
* SHFL Entertainment Inc.	259,623	4,302
Ethan Allen Interiors Inc.	119,761	3,943
* Pinnacle Entertainment Inc.	269,135	3,935
Interval Leisure Group Inc.	178,334	3,877
Stage Stores Inc.	147,172	3,809
* BJ's Restaurants Inc.	114,248	3,802
* Skechers U.S.A. Inc. Class A	177,259	3,749
Sonic Automotive Inc. Class A	168,901	3,743
* Quiksilver Inc.	578,445	3,511
Oxford Industries Inc.	65,583	3,482

Drew Industries Inc.	86,856	3,154
* Sonic Corp.	241,449	3,110
* iRobot Corp.	120,790	3,099
Brown Shoe Co. Inc.	188,085	3,009
Cato Corp. Class A	124,446	3,004
True Religion Apparel Inc.	111,356	2,907
* Pep Boys-Manny Moe & Jack	245,213	2,891
* American Public Education Inc.	81,762	2,853
Movado Group Inc.	81,641	2,737
* Multimedia Games Holding Co. Inc.	130,569	2,725
Hot Topic Inc.	195,374	2,712
* M/I Homes Inc.	110,094	2,692
* Winnebago Industries Inc.	129,753	2,678
* Red Robin Gourmet Burgers Inc.	58,610	2,673
* Arctic Cat Inc.	60,521	2,645
CEC Entertainment Inc.	77,685	2,544
Standard Motor Products Inc.	90,333	2,504
American Greetings Corp. Class A	145,741	2,346
* Zumiez Inc.	102,230	2,341
Callaway Golf Co.	326,079	2,159
* Boyd Gaming Corp.	258,491	2,138
Fred's Inc. Class A	155,025	2,121
* rue21 inc	72,066	2,118
* Biglari Holdings Inc.	5,533	2,065
Superior Industries International Inc.	107,067	2,000
* Blue Nile Inc.	57,207	1,971
* Ruby Tuesday Inc.	266,346	1,963
* Maidenform Brands Inc.	108,238	1,897
Haverty Furniture Cos. Inc.	90,949	1,870
* Universal Electronics Inc.	69,086	1,606
* Capella Education Co.	51,225	1,595
* EW Scripps Co. Class A	131,229	1,579
* Ruth's Hospitality Group Inc.	163,150	1,556
Harte-Hanks Inc.	198,941	1,550
* Tuesday Morning Corp.	195,443	1,517
* MarineMax Inc.	109,478	1,488
PetMed Express Inc.	91,787	1,231
Universal Technical Institute Inc.	97,386	1,230
Big 5 Sporting Goods Corp.	77,993	1,217
Nutrisystem Inc.	131,089	1,112
* Christopher & Banks Corp.	169,828	1,092
Marcus Corp.	86,304	1,078
Stein Mart Inc.	126,446	1,060
Perry Ellis International Inc.	55,197	1,004
JAKKS Pacific Inc.	95,020	997
* ITT Educational Services Inc.	71,784	989
* VOXX International Corp. Class A	87,490	937
Blyth Inc.	51,717	898
* Kirkland's Inc.	68,960	790
Spartan Motors Inc.	142,915	759
* Corinthian Colleges Inc.	358,821	754
* Digital Generation Inc.	116,697	750
Lincoln Educational Services Corp.	98,380	577
* Career Education Corp.	234,505	556
* K-Swiss Inc. Class A	111,169	527
* Zale Corp.	120,318	473
* Monarch Casino & Resort Inc.	43,736	426

* Coldwater Creek Inc.	94,019	297
		402,295
Consumer Staples (4.0%)
* Hain Celestial Group Inc.	213,897	13,065
* TreeHouse Foods Inc.	166,756	10,864
Casey's General Stores Inc.	176,407	10,285
* Darling International Inc.	543,312	9,758
B&G Foods Inc.	243,528	7,425
* Boston Beer Co. Inc. Class A	38,887	6,208
* Prestige Brands Holdings Inc.	235,322	6,045
Snyders-Lance Inc.	222,529	5,621
J&J Snack Foods Corp.	68,321	5,253
Sanderson Farms Inc.	92,392	5,046
Andersons Inc.	80,190	4,292
WD-40 Co.	67,498	3,697
Cal-Maine Foods Inc.	64,383	2,740
Inter Parfums Inc.	74,417	1,818
Spartan Stores Inc.	99,892	1,753
* Diamond Foods Inc.	101,403	1,710
Calavo Growers Inc.	58,897	1,695
* Central Garden and Pet Co. Class A	191,105	1,571
* Alliance One International Inc.	378,372	1,472
* Medifast Inc.	62,678	1,437
* Seneca Foods Corp. Class A	35,691	1,179
Nash Finch Co.	56,353	1,103
		104,037
Energy (4.6%)
* Gulfport Energy Corp.	313,598	14,372
Bristow Group Inc.	166,131	10,955
Lufkin Industries Inc.	155,256	10,307
* Exterran Holdings Inc.	298,975	8,072
* PDC Energy Inc.	139,803	6,930
* Hornbeck Offshore Services Inc.	146,891	6,824
SEACOR Holdings Inc.	86,979	6,409
* Geospace Technologies Corp.	59,339	6,404
* Cloud Peak Energy Inc.	280,696	5,271
* Stone Energy Corp.	226,601	4,929
* C&J Energy Services Inc.	206,664	4,733
* Carrizo Oil & Gas Inc.	168,950	4,354
* Approach Resources Inc.	154,883	3,812
* ION Geophysical Corp.	555,310	3,782
* TETRA Technologies Inc.	360,816	3,702
* Comstock Resources Inc.	207,268	3,368
* Swift Energy Co.	198,641	2,942
Contango Oil & Gas Co.	59,010	2,366
* Pioneer Energy Services Corp.	286,708	2,365
* Era Group Inc.	90,979	1,910
* Matrix Service Co.	119,567	1,781
* Basic Energy Services Inc.	124,621	1,704
Gulf Island Fabrication Inc.	66,141	1,393
* PetroQuest Energy Inc.	258,903	1,149
Penn Virginia Corp.	253,151	1,023
		120,857

Exchange-Traded Fund (3.5%)
1 Vanguard REIT ETF	1,300,000	91,689

Financials (17.3%)
ProAssurance Corp.	284,029	13,443
Geo Group Inc.	328,883	12,373
Susquehanna Bancshares Inc.	859,485	10,683
* Portfolio Recovery Associates Inc.	77,923	9,890
* Stifel Financial Corp.	270,385	9,374
Tanger Factory Outlet Centers	216,815	7,844
FNB Corp.	644,373	7,797
* Texas Capital Bancshares Inc.	187,740	7,594
UMB Financial Corp.	149,495	7,336
* First Cash Financial Services Inc.	124,059	7,238
Financial Engines Inc.	193,384	7,004
Cash America International Inc.	132,833	6,970
Umpqua Holdings Corp.	515,977	6,842
Mid-America Apartment Communities Inc.	97,454	6,730
First Financial Bankshares Inc.	137,662	6,690
MarketAxess Holdings Inc.	172,017	6,416
Old National Bancorp	466,474	6,414
Wintrust Financial Corp.	170,376	6,311
Glacier Bancorp Inc.	331,412	6,290
Bank of the Ozarks Inc.	138,513	6,143
Selective Insurance Group Inc.	255,228	6,128
MB Financial Inc.	252,664	6,107
Post Properties Inc.	125,847	5,927
Healthcare Realty Trust Inc.	204,724	5,812
National Penn Bancshares Inc.	542,980	5,804
RLI Corp.	78,343	5,629
United Bankshares Inc.	210,978	5,614
EPR Properties	107,773	5,610
LaSalle Hotel Properties	220,050	5,585
Northwest Bancshares Inc.	431,551	5,476
Medical Properties Trust Inc.	341,205	5,473
Community Bank System Inc.	182,714	5,414
Columbia Banking System Inc.	237,277	5,215
PrivateBancorp Inc.	274,888	5,198
* Virtus Investment Partners Inc.	26,682	4,970
Prospect Capital Corp.	452,156	4,933
* World Acceptance Corp.	56,917	4,888
Lexington Realty Trust	413,656	4,881
BBCN Bancorp Inc.	363,196	4,743
* Ezcorp Inc. Class A	219,522	4,676
First Midwest Bancorp Inc.	346,592	4,603
CVB Financial Corp.	406,132	4,577
Sovran Self Storage Inc.	70,220	4,529
NBT Bancorp Inc.	202,871	4,494
Colonial Properties Trust	191,665	4,334
PacWest Bancorp	148,160	4,313
First Financial Bancorp	266,977	4,285
DiamondRock Hospitality Co.	450,541	4,195
* National Financial Partners Corp.	183,796	4,123
EastGroup Properties Inc.	69,008	4,016
Home BancShares Inc.	106,399	4,008
Provident Financial Services Inc.	250,454	3,824
Horace Mann Educators Corp.	182,170	3,798

Boston Private Financial Holdings Inc.	363,282	3,589
First Commonwealth Financial Corp.	472,818	3,527
* Pinnacle Financial Partners Inc.	150,910	3,525
* Forestar Group Inc.	160,243	3,503
Acadia Realty Trust	123,322	3,425
Independent Bank Corp.	104,851	3,417
Employers Holdings Inc.	142,041	3,331
Tower Group International Ltd.	179,912	3,319
ViewPoint Financial Group Inc.	164,186	3,302
PS Business Parks Inc.	41,355	3,264
Government Properties Income Trust	125,936	3,240
Infinity Property & Casualty Corp.	53,451	3,004
HFF Inc. Class A	150,491	2,999
* Encore Capital Group Inc.	99,510	2,995
AMERISAFE Inc.	83,808	2,979
Brookline Bancorp Inc.	323,829	2,960
LTC Properties Inc.	70,586	2,875
Safety Insurance Group Inc.	58,386	2,870
City Holding Co.	71,998	2,865
* Navigators Group Inc.	48,616	2,856
Interactive Brokers Group Inc.	188,629	2,812
Oritani Financial Corp.	180,287	2,793
Banner Corp.	80,759	2,571
* Piper Jaffray Cos.	74,737	2,564
United Fire Group Inc.	99,844	2,543
S&T Bancorp Inc.	136,552	2,532
Sabra Health Care REIT Inc.	85,048	2,467
Franklin Street Properties Corp.	166,778	2,438
Stewart Information Services Corp.	95,075	2,422
* United Community Banks Inc.	213,060	2,416
TrustCo Bank Corp. NY	431,519	2,408
Pennsylvania REIT	122,046	2,367
* Hanmi Financial Corp.	144,651	2,314
Tompkins Financial Corp.	52,860	2,235
Cousins Properties Inc.	208,165	2,225
* First BanCorp	323,301	2,014
* Wilshire Bancorp Inc.	284,873	1,931
* Investment Technology Group Inc.	174,367	1,925
Simmons First National Corp. Class A	75,937	1,923
Dime Community Bancshares Inc.	132,866	1,908
Inland Real Estate Corp.	179,792	1,814
Parkway Properties Inc.	92,385	1,714
Universal Health Realty Income Trust	29,132	1,681
* eHealth Inc.	93,034	1,663
Meadowbrook Insurance Group Inc.	214,958	1,515
Sterling Bancorp	142,141	1,444
Urstadt Biddle Properties Inc. Class A	59,012	1,284
Saul Centers Inc.	29,198	1,277
Getty Realty Corp.	61,329	1,240
Kite Realty Group Trust	167,785	1,131
Calamos Asset Management Inc. Class A	93,700	1,103
Bank Mutual Corp.	197,914	1,095
* SWS Group Inc.	130,105	787
Cedar Realty Trust Inc.	125,532	767
		451,732
Health Care (10.6%)
* Cubist Pharmaceuticals Inc.	298,820	13,991

* Salix Pharmaceuticals Ltd.	239,427	12,254
* Align Technology Inc.	331,255	11,100
* Centene Corp.	241,100	10,618
* PAREXEL International Corp.	267,611	10,573
West Pharmaceutical Services Inc.	158,230	10,275
* Haemonetics Corp.	238,024	9,916
Questcor Pharmaceuticals Inc.	269,693	8,776
* Medicines Co.	248,242	8,296
Air Methods Corp.	161,016	7,767
* ViroPharma Inc.	300,481	7,560
* MWI Veterinary Supply Inc.	55,292	7,313
Chemed Corp.	88,244	7,058
* Medidata Solutions Inc.	102,782	5,959
* Acorda Therapeutics Inc.	185,753	5,950
* Magellan Health Services Inc.	124,502	5,923
* Cyberonics Inc.	109,440	5,123
* Neogen Corp.	103,103	5,111
* Amsurg Corp. Class A	148,098	4,982
* Hanger Inc.	157,561	4,968
Abaxis Inc.	95,575	4,523
Analogic Corp.	56,443	4,460
CONMED Corp.	129,414	4,408
Meridian Bioscience Inc.	190,896	4,356
* Akorn Inc.	313,865	4,341
* NuVasive Inc.	202,840	4,323
* Molina Healthcare Inc.	132,989	4,105
* Integra LifeSciences Holdings Corp.	92,808	3,620
* ICU Medical Inc.	58,603	3,455
* IPC The Hospitalist Co. Inc.	77,228	3,435
Quality Systems Inc.	184,211	3,367
* AMN Healthcare Services Inc.	210,931	3,339
* Greatbatch Inc.	109,665	3,276
* ABIOMED Inc.	162,079	3,026
Cantel Medical Corp.	98,667	2,966
* Bio-Reference Labs Inc.	112,197	2,915
* Omnicell Inc.	153,131	2,891
* Luminex Corp.	174,874	2,889
* Momenta Pharmaceuticals Inc.	209,908	2,800
Ensign Group Inc.	80,952	2,704
* Kindred Healthcare Inc.	246,090	2,591
Computer Programs & Systems Inc.	47,833	2,588
Landauer Inc.	43,572	2,457
* Merit Medical Systems Inc.	184,182	2,258
* HealthStream Inc.	90,767	2,082
* Symmetry Medical Inc.	168,913	1,934
* Healthways Inc.	155,837	1,909
* PharMerica Corp.	135,680	1,900
* Natus Medical Inc.	137,598	1,849
Spectrum Pharmaceuticals Inc.	240,406	1,793
* Cambrex Corp.	137,530	1,759
Invacare Corp.	133,433	1,741
Hi-Tech Pharmacal Co. Inc.	50,895	1,685
* Emergent Biosolutions Inc.	116,847	1,634
* Amedisys Inc.	142,045	1,580
* Affymetrix Inc.	326,340	1,540
* SurModics Inc.	55,908	1,524
* LHC Group Inc.	67,832	1,458

* Gentiva Health Services Inc.	131,308	1,421
* Corvel Corp.	27,320	1,352
* Palomar Medical Technologies Inc.	81,867	1,104
Almost Family Inc.	38,093	778
* Cross Country Healthcare Inc.	141,865	753
* Arqule Inc.	269,160	697
CryoLife Inc.	114,808	690
* Enzo Biochem Inc.	153,436	387
		276,176
Industrials (15.4%)
* Teledyne Technologies Inc.	171,855	13,480
A.O. Smith Corp.	178,857	13,159
EMCOR Group Inc.	308,376	13,072
* Old Dominion Freight Line Inc.	325,505	12,434
Toro Co.	268,391	12,357
Belden Inc.	205,003	10,588
Actuant Corp. Class A	335,854	10,284
* EnerSys Inc.	220,194	10,036
* Moog Inc. Class A	209,142	9,585
* Tetra Tech Inc.	297,266	9,064
Applied Industrial Technologies Inc.	193,937	8,727
Healthcare Services Group Inc.	314,316	8,056
Curtiss-Wright Corp.	215,137	7,465
United Stationers Inc.	185,734	7,179
Brady Corp. Class A	212,628	7,129
Mueller Industries Inc.	129,671	6,910
Barnes Group Inc.	217,960	6,306
* Hub Group Inc. Class A	163,015	6,270
Allegiant Travel Co. Class A	70,603	6,268
UniFirst Corp.	69,059	6,250
Watts Water Technologies Inc. Class A	130,062	6,242
Franklin Electric Co. Inc.	178,258	5,984
Simpson Manufacturing Co. Inc.	185,835	5,688
AZZ Inc.	117,151	5,647
Briggs & Stratton Corp.	222,029	5,506
Lindsay Corp.	59,249	5,225
Titan International Inc.	246,569	5,198
ABM Industries Inc.	233,574	5,195
* Mobile Mini Inc.	175,756	5,172
Forward Air Corp.	136,408	5,087
* On Assignment Inc.	200,910	5,085
Interface Inc. Class A	264,335	5,081
ESCO Technologies Inc.	121,856	4,979
* Atlas Air Worldwide Holdings Inc.	121,910	4,969
* EnPro Industries Inc.	95,542	4,889
* Orbital Sciences Corp.	275,739	4,602
Knight Transportation Inc.	272,406	4,386
Kaman Corp.	122,422	4,342
* II-VI Inc.	249,426	4,250
* Aegion Corp. Class A	178,929	4,142
Tennant Co.	85,244	4,139
G&K Services Inc. Class A	88,706	4,037
* Korn/Ferry International	224,064	4,002
* TrueBlue Inc.	187,217	3,958
Albany International Corp.	133,306	3,853
SkyWest Inc.	238,320	3,825
Apogee Enterprises Inc.	131,391	3,804

Kaydon Corp.	147,903	3,783
* GenCorp Inc.	279,362	3,716
Universal Forest Products Inc.	91,414	3,639
CIRCOR International Inc.	80,722	3,431
Astec Industries Inc.	96,593	3,374
AAR Corp.	183,228	3,370
Exponent Inc.	60,496	3,263
Standex International Corp.	58,622	3,237
Cubic Corp.	73,827	3,154
* Navigant Consulting Inc.	234,052	3,075
Encore Wire Corp.	85,905	3,008
* Dycom Industries Inc.	152,527	3,003
Insperity Inc.	101,980	2,893
Heartland Express Inc.	211,304	2,819
John Bean Technologies Corp.	133,594	2,772
Quanex Building Products Corp.	170,789	2,750
Viad Corp.	93,033	2,573
Griffon Corp.	212,137	2,529
* Gibraltar Industries Inc.	134,756	2,459
Comfort Systems USA Inc.	171,123	2,411
Resources Connection Inc.	189,536	2,407
AAON Inc.	85,624	2,362
* Federal Signal Corp.	286,113	2,329
Kelly Services Inc. Class A	124,608	2,328
American Science & Engineering Inc.	37,734	2,301
* Powell Industries Inc.	41,784	2,197
* Engility Holdings Inc.	76,104	1,825
National Presto Industries Inc.	22,450	1,807
* Aerovironment Inc.	87,620	1,589
* NCI Building Systems Inc.	86,913	1,510
* Consolidated Graphics Inc.	37,545	1,468
Arkansas Best Corp.	109,461	1,278
* Orion Marine Group Inc.	124,699	1,239
* Lydall Inc.	78,101	1,199
Heidrick & Struggles International Inc.	75,036	1,122
CDI Corp.	64,011	1,101
* Vicor Corp.	90,323	449
* Dolan Co.	132,370	316
		403,992
Information Technology (18.1%)
* Cymer Inc.	144,705	13,906
MAXIMUS Inc.	157,091	12,563
* 3D Systems Corp.	364,713	11,758
FEI Co.	177,528	11,459
* Microsemi Corp.	420,420	9,741
* Arris Group Inc.	527,354	9,055
* ViaSat Inc.	186,708	9,044
Anixter International Inc.	123,645	8,645
* Sourcefire Inc.	141,255	8,367
j2 Global Inc.	199,029	7,804
Cognex Corp.	184,700	7,785
* Tyler Technologies Inc.	124,507	7,627
* Hittite Microwave Corp.	124,702	7,552
* Veeco Instruments Inc.	180,208	6,907
Littelfuse Inc.	101,565	6,891
* Take-Two Interactive Software Inc.	422,050	6,816
* Cirrus Logic Inc.	296,734	6,751

* Manhattan Associates Inc.	90,376	6,714
* OpenTable Inc.	105,815	6,664
MKS Instruments Inc.	242,649	6,600
Coherent Inc.	111,632	6,334
Blackbaud Inc.	210,317	6,232
* CACI International Inc. Class A	106,076	6,139
* Progress Software Corp.	266,873	6,079
* Synaptics Inc.	148,162	6,029
* NETGEAR Inc.	177,192	5,938
* Dealertrack Technologies Inc.	198,348	5,827
Power Integrations Inc.	132,757	5,763
* Cardtronics Inc.	206,504	5,671
Heartland Payment Systems Inc.	169,865	5,600
* OSI Systems Inc.	86,673	5,399
* Electronics for Imaging Inc.	212,390	5,386
* Ixia	245,894	5,321
NIC Inc.	271,445	5,201
* Ultratech Inc.	125,638	4,967
* Bottomline Technologies de Inc.	173,351	4,942
* Benchmark Electronics Inc.	253,964	4,576
Tessera Technologies Inc.	241,270	4,524
* SYNNEX Corp.	122,099	4,518
* Insight Enterprises Inc.	205,729	4,242
MTS Systems Corp.	72,380	4,209
* MicroStrategy Inc. Class A	41,014	4,146
Monotype Imaging Holdings Inc.	172,474	4,096
* Netscout Systems Inc.	164,910	4,052
* Kulicke & Soffa Industries Inc.	346,401	4,004
* ExlService Holdings Inc.	120,043	3,947
* Plexus Corp.	160,369	3,899
* Synchronoss Technologies Inc.	124,832	3,874
* TriQuint Semiconductor Inc.	741,758	3,746
* Cabot Microelectronics Corp.	107,714	3,743
* Rogers Corp.	77,992	3,714
Monolithic Power Systems Inc.	149,326	3,639
* ScanSource Inc.	128,407	3,624
Badger Meter Inc.	66,009	3,533
* Rofin-Sinar Technologies Inc.	129,796	3,516
* Diodes Inc.	165,644	3,475
* FARO Technologies Inc.	78,126	3,390
* Liquidity Services Inc.	113,619	3,387
* ATMI Inc.	147,614	3,311
* CSG Systems International Inc.	155,649	3,298
* LivePerson Inc.	232,125	3,152
Brooks Automation Inc.	304,874	3,104
* Harmonic Inc.	531,777	3,079
* Interactive Intelligence Group Inc.	68,709	3,047
* Newport Corp.	176,911	2,993
* Advanced Energy Industries Inc.	162,582	2,975
* Blucora Inc.	187,824	2,908
* Sykes Enterprises Inc.	179,938	2,872
* Measurement Specialties Inc.	71,300	2,836
* iGATE Corp.	140,887	2,650
United Online Inc.	422,966	2,551
* Intermec Inc.	258,289	2,539
* Websense Inc.	168,849	2,533
* comScore Inc.	150,186	2,520

* Checkpoint Systems Inc.	188,131	2,457
Ebix Inc.	148,145	2,403
* Digital River Inc.	162,353	2,296
* Dice Holdings Inc.	226,057	2,290
Micrel Inc.	216,936	2,280
Park Electrochemical Corp.	88,845	2,251
* Exar Corp.	212,190	2,228
* Virtusa Corp.	93,107	2,212
* TeleTech Holdings Inc.	100,995	2,142
Forrester Research Inc.	67,005	2,121
Methode Electronics Inc.	161,723	2,083
EPIQ Systems Inc.	146,834	2,060
* LogMeIn Inc.	102,641	1,973
Comtech Telecommunications Corp.	79,880	1,940
* TTM Technologies Inc.	240,837	1,830
* GT Advanced Technologies Inc.	546,680	1,799
Daktronics Inc.	171,156	1,797
* Perficient Inc.	152,097	1,773
* Rudolph Technologies Inc.	148,780	1,753
* Entropic Communications Inc.	410,257	1,670
* Volterra Semiconductor Corp.	115,032	1,633
Black Box Corp.	74,861	1,633
CTS Corp.	154,330	1,611
* Stamps.com Inc.	64,454	1,609
* Ceva Inc.	102,950	1,606
* CIBER Inc.	308,904	1,452
* Oplink Communications Inc.	87,363	1,433
* DTS Inc.	86,134	1,432
* Nanometrics Inc.	97,160	1,402
* Super Micro Computer Inc.	121,710	1,374
* Higher One Holdings Inc.	151,059	1,343
Electro Scientific Industries Inc.	115,247	1,274
* XO Group Inc.	112,901	1,129
* Procera Networks Inc.	94,717	1,126
* VASCO Data Security International Inc.	132,443	1,118
* Mercury Systems Inc.	148,352	1,093
* Digi International Inc.	120,130	1,073
Supertex Inc.	47,596	1,057
* Kopin Corp.	283,181	1,048
Cohu Inc.	105,262	985
* Avid Technology Inc.	139,443	874
* Symmetricom Inc.	186,872	848
* DSP Group Inc.	100,093	808
Bel Fuse Inc. Class B	48,296	754
* Sigma Designs Inc.	153,638	748
* QuinStreet Inc.	117,956	704
* Pericom Semiconductor Corp.	98,154	668
* Agilysys Inc.	65,058	647
PC-Tel Inc.	79,872	567
* Rubicon Technology Inc.	78,678	519
* Radisys Corp.	105,391	519
* Intevac Inc.	109,178	515
* STR Holdings Inc.	178,092	386
		472,045
Materials (6.7%)
Eagle Materials Inc.	215,984	14,391
PolyOne Corp.	456,970	11,155

HB Fuller Co.	229,810	8,981
* Stillwater Mining Co.	541,417	7,001
* Texas Industries Inc.	96,013	6,059
Balchem Corp.	136,331	5,990
Schweitzer-Mauduit International Inc.	144,658	5,603
* Clearwater Paper Corp.	105,757	5,572
Innophos Holdings Inc.	100,598	5,489
Buckeye Technologies Inc.	178,754	5,354
* SunCoke Energy Inc.	322,793	5,271
Stepan Co.	80,804	5,099
Kaiser Aluminum Corp.	77,480	5,009
KapStone Paper and Packaging Corp.	179,511	4,990
PH Glatfelter Co.	197,478	4,617
* Calgon Carbon Corp.	248,558	4,499
* RTI International Metals Inc.	140,275	4,445
A Schulman Inc.	135,789	4,286
Koppers Holdings Inc.	95,175	4,186
Globe Specialty Metals Inc.	295,115	4,108
* Headwaters Inc.	336,163	3,664
Quaker Chemical Corp.	60,206	3,553
AMCOL International Corp.	116,434	3,515
* OM Group Inc.	149,314	3,506
* Kraton Performance Polymers Inc.	148,886	3,484
Deltic Timber Corp.	49,988	3,435
American Vanguard Corp.	111,685	3,411
Tredegar Corp.	111,098	3,271
Haynes International Inc.	56,974	3,151
* LSB Industries Inc.	86,875	3,022
Materion Corp.	94,363	2,689
Wausau Paper Corp.	214,441	2,312
Neenah Paper Inc.	72,854	2,241
AK Steel Holding Corp.	626,074	2,072
Myers Industries Inc.	141,308	1,973
* Century Aluminum Co.	235,901	1,826
Hawkins Inc.	42,135	1,683
Zep Inc.	102,830	1,543
* AM Castle & Co.	76,362	1,336
Olympic Steel Inc.	42,176	1,008
		174,800
Telecommunication Services (0.4%)
* Cincinnati Bell Inc.	931,136	3,036
Atlantic Tele-Network Inc.	43,093	2,090
* General Communication Inc. Class A	149,357	1,370
USA Mobility Inc.	100,758	1,337
* Cbeyond Inc.	136,903	1,017
Lumos Networks Corp.	68,046	917
NTELOS Holdings Corp.	69,486	890
		10,657
Utilities (4.0%)
Piedmont Natural Gas Co. Inc.	349,431	11,489
Southwest Gas Corp.	213,420	10,129
UNS Energy Corp.	190,833	9,339
UIL Holdings Corp.	234,331	9,277
New Jersey Resources Corp.	192,586	8,638
South Jersey Industries Inc.	146,202	8,127
ALLETE Inc.	163,630	8,021

Avista Corp.		275,808	7,557
NorthWestern Corp.		171,590	6,840
El Paso Electric Co.		185,461	6,241
Northwest Natural Gas Co.		124,197	5,442
American States Water Co.		88,854	5,115
CH Energy Group Inc.		69,101	4,519
Laclede Group Inc.		96,552	4,123
			104,857
Total Common Stocks (Cost $1,703,531)			2,613,137
	Coupon
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
2 Vanguard Market Liquidity Fund (Cost
$1,870)	0.147%	1,870,121	1,870

Total Investments (100.1%) (Cost $1,705,401)			2,615,007
Other Assets and Liabilities-Net (-0.1%)			(2,365)
Net Assets (100%)			2,612,642

* Non-income-producing security.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At March 31, 2013, the cost of investment securities for tax purposes was $1,705,401,000. Net unrealized appreciation of investment securities for tax purposes was $909,606,000, consisting of unrealized gains of $941,998,000 on securities that had risen in value since their purchase and $32,392,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed International Fund

Schedule of Investments
As of March 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Australia (9.2%)
Commonwealth Bank of Australia	2,056,608	146,081
BHP Billiton Ltd.	4,118,411	140,789
Westpac Banking Corp.	3,948,867	127,082
Australia & New Zealand Banking Group Ltd.	3,520,299	104,991
National Australia Bank Ltd.	2,967,885	95,763
Woolworths Ltd.	1,617,619	57,108
Wesfarmers Ltd.	1,311,797	55,084
CSL Ltd.	651,920	40,296
Rio Tinto Ltd.	569,781	34,177
Woodside Petroleum Ltd.	869,881	32,604
Telstra Corp. Ltd.	5,892,060	27,705
Suncorp Group Ltd.	1,832,225	22,613
AMP Ltd.	4,077,399	22,214
QBE Insurance Group Ltd.	1,545,403	21,848
Newcrest Mining Ltd.	989,341	20,711
Origin Energy Ltd.	1,466,214	20,406
Brambles Ltd.	2,186,399	19,386
Macquarie Group Ltd.	480,018	18,674
Insurance Australia Group Ltd.	3,022,634	18,032
Amcor Ltd.	1,703,191	16,502
Santos Ltd.	1,268,378	16,475
ASX Ltd.	379,306	14,331
Transurban Group	2,126,346	14,139
Coca-Cola Amatil Ltd.	878,654	13,361
AGL Energy Ltd.	805,135	13,328
Orica Ltd.	511,875	13,085
Lend Lease Group	900,856	9,610
Aurizon Holdings Ltd.	2,231,218	9,386
Asciano Ltd.	1,526,466	8,906
Sonic Healthcare Ltd.	555,792	8,087
WorleyParsons Ltd.	304,244	7,868
Computershare Ltd.	727,069	7,754
Incitec Pivot Ltd.	2,394,370	7,739
APA Group	1,215,692	7,564
Ramsay Health Care Ltd.	224,589	7,559
Tatts Group Ltd.	2,268,631	7,502
Crown Ltd.	552,301	7,101
Fortescue Metals Group Ltd.	1,705,220	7,060
James Hardie Industries plc	665,722	6,984
Toll Holdings Ltd.	1,114,781	6,908
Bendigo and Adelaide Bank Ltd.	596,820	6,405
Cochlear Ltd.	87,481	6,215
Metcash Ltd.	1,398,814	6,045
Boral Ltd.	1,143,931	5,872
Treasury Wine Estates Ltd.	918,626	5,461
Iluka Resources Ltd.	529,366	5,203
Caltex Australia Ltd.	219,345	4,898
Leighton Holdings Ltd.	227,422	4,898
ALS Ltd.	413,792	4,539

SP AusNet	3,430,079	4,280
* Alumina Ltd.	3,618,685	4,201
Tabcorp Holdings Ltd.	1,206,948	4,070
* Qantas Airways Ltd.	2,082,961	3,884
Flight Centre Ltd.	108,874	3,822
Harvey Norman Holdings Ltd.	1,321,520	3,772
Echo Entertainment Group Ltd.	998,428	3,634
Sydney Airport	945,377	3,231
Sims Metal Management Ltd.	294,088	3,091
OZ Minerals Ltd.	511,818	2,857
Whitehaven Coal Ltd.	606,698	1,349
Newcrest Mining Ltd. ADR	22,953	483
		1,325,023
Austria (0.3%)
OMV AG	207,277	8,838
* Erste Group Bank AG	277,981	7,779
Andritz AG	94,435	6,357
Voestalpine AG	136,195	4,191
Vienna Insurance Group AG Wiener Versicherung Gruppe	84,184	4,086
Raiffeisen Bank International AG	81,051	2,764
Telekom Austria AG	357,342	2,347
Verbund AG	107,299	2,331
		38,693
Belgium (1.2%)
Anheuser-Busch InBev NV	1,020,779	101,484
Solvay SA Class A	81,943	11,119
KBC Groep NV	289,422	10,036
Ageas	286,685	9,730
UCB SA	140,493	8,987
Umicore SA	171,265	8,056
Delhaize Group SA	129,719	7,081
Belgacom SA	225,413	5,612
Colruyt SA	109,006	5,269
Telenet Group Holding NV	58,172	2,882
		170,256
Denmark (1.1%)
Novo Nordisk A/S Class B	517,082	83,344
AP Moeller - Maersk A/S Class B	1,859	14,590
Carlsberg A/S Class B	146,396	14,273
* Danske Bank A/S	787,120	14,113
Novozymes A/S	306,449	10,406
Coloplast A/S Class B	121,121	6,527
TDC A/S	637,102	4,904
DSV A/S	178,318	4,315
Tryg A/S	48,979	3,962
AP Moeller - Maersk A/S Class A	498	3,736
* William Demant Holding A/S	37,733	3,162
		163,332
Finland (0.8%)
Sampo	571,881	22,057
Kone Oyj Class B	212,763	16,776
Nokia Oyj	4,706,309	15,309
Fortum Oyj	590,880	11,919
Wartsila OYJ Abp	233,646	10,532
UPM-Kymmene Oyj	633,025	7,080
Nokian Renkaat Oyj	157,970	7,048

* Metso Oyj	142,559	6,091
Stora Enso Oyj	616,088	3,989
Pohjola Bank plc Class A	269,904	3,947
* Neste Oil Oyj	215,923	3,051
Orion Oyj Class B	114,074	3,002
Elisa Oyj	138,896	2,585
Kesko Oyj Class B	53,941	1,689
		115,075
France (9.2%)
Sanofi	1,499,542	152,932
Total SA	2,666,518	127,710
BNP Paribas SA	1,257,277	64,646
LVMH Moet Hennessy Louis Vuitton SA	318,533	54,727
Danone SA	715,173	49,797
Air Liquide SA	396,833	48,267
L'Oreal SA	303,866	48,209
Schneider Electric SA	659,110	48,200
AXA SA	2,174,754	37,583
Unibail-Rodamco SE	146,711	34,171
Vivendi SA	1,628,236	33,685
Pernod-Ricard SA	270,029	33,656
GDF Suez	1,646,817	31,637
European Aeronautic Defence and Space Co. NV	566,567	28,877
* Societe Generale SA	876,665	28,863
Cie Generale d'Optique Essilor International SA	255,311	28,410
Vinci SA	555,924	25,093
France Telecom SA	2,327,685	23,586
PPR	94,708	20,829
Carrefour SA	741,594	20,315
Cie Generale des Etablissements Michelin	231,782	19,419
Cie de St-Gobain	484,819	18,003
Lafarge SA	249,379	16,603
ArcelorMittal	1,255,744	16,314
Renault SA	239,535	15,028
Technip SA	133,751	13,719
Publicis Groupe SA	191,137	12,829
Legrand SA	281,699	12,290
Safran SA	274,422	12,248
Klepierre	302,474	11,895
Sodexo	123,338	11,497
Christian Dior SA	68,800	11,420
SES	351,565	11,026
Alstom SA	258,855	10,558
* Credit Agricole SA	1,263,301	10,428
Dassault Systemes SA	86,107	9,963
Bureau Veritas SA	79,336	9,877
Cap Gemini SA	197,840	9,015
Gemalto NV	101,179	8,833
Fonciere Des Regions	102,937	8,067
Gecina SA	67,653	7,861
Accor SA	213,228	7,416
ICADE	82,854	7,252
Iliad SA	33,260	7,075
Casino Guichard Perrachon SA	64,819	6,816
Arkema SA	72,919	6,645
Vallourec SA	130,344	6,270
Bouygues SA	229,387	6,230

STMicroelectronics NV	788,441	6,091
Edenred	180,987	5,932
Lagardere SCA	155,747	5,740
AtoS	80,109	5,520
Veolia Environnement SA	433,317	5,491
Eutelsat Communications SA	146,619	5,172
* Cie Generale de Geophysique - Veritas	226,420	5,107
Suez Environnement Co.	386,094	4,923
Electricite de France SA	252,045	4,835
Thales SA	113,705	4,812
Groupe Eurotunnel SA	596,582	4,756
SCOR SE	148,206	4,263
Natixis	1,060,660	4,035
Societe BIC SA	33,919	3,941
Zodiac Aerospace	33,596	3,916
Remy Cointreau SA	26,228	3,033
Rexel SA	135,683	2,963
CNP Assurances	204,036	2,804
Imerys SA	36,618	2,386
Aeroports de Paris	26,681	2,264
* Peugeot SA	278,486	2,020
JCDecaux SA	58,683	1,610
		1,337,404
Germany (8.4%)
Siemens AG	1,036,788	111,765
Bayer AG	1,042,694	107,759
BASF SE	1,144,766	100,514
SAP AG	1,153,324	92,759
Allianz SE	570,921	77,829
Daimler AG	1,136,439	61,978
Deutsche Bank AG	1,182,651	46,237
Linde AG	236,110	43,982
Muenchener Rueckversicherungs AG	230,687	43,237
E.ON SE	2,287,283	40,022
Deutsche Telekom AG	3,552,216	37,605
Bayerische Motoren Werke AG	414,910	35,906
Volkswagen AG Prior Pfd.	178,718	35,596
Adidas AG	275,685	28,657
Deutsche Post AG	1,127,236	26,014
RWE AG	619,390	23,122
Henkel AG & Co. KGaA Prior Pfd.	218,145	21,016
Fresenius SE & Co. KGaA	163,303	20,177
Fresenius Medical Care AG & Co. KGaA	273,912	18,520
Deutsche Boerse AG	271,003	16,440
Continental AG	131,630	15,777
Henkel AG & Co. KGaA	192,769	15,237
Porsche Automobil Holding SE Prior Pfd.	198,545	14,547
Beiersdorf AG	135,621	12,535
Merck KGaA	78,410	11,843
HeidelbergCement AG	157,055	11,325
Kabel Deutschland Holding AG	121,952	11,259
Infineon Technologies AG	1,347,916	10,665
* ThyssenKrupp AG	498,626	10,166
Brenntag AG	60,093	9,397
K&S AG	191,440	8,925
Volkswagen AG	43,573	8,218
GEA Group AG	244,649	8,081

* QIAGEN NV	336,005	7,015
Lanxess AG	94,712	6,733
* Commerzbank AG	4,565,262	6,725
Hannover Rueckversicherung SE	68,573	5,399
Deutsche Lufthansa AG	253,167	4,952
MAN SE	44,482	4,793
Bayerische Motoren Werke AG Prior Pfd.	73,706	4,718
Metro AG	165,381	4,708
ProSiebenSat.1 Media AG Prior Pfd.	113,316	4,056
Suedzucker AG	95,795	4,049
Fraport AG Frankfurt Airport Services Worldwide	71,972	4,040
Hugo Boss AG	25,921	2,911
Celesio AG	153,955	2,897
* Hochtief AG	42,549	2,774
Salzgitter AG	52,616	2,115
United Internet AG	85,324	2,077
Axel Springer AG	30,537	1,327
RWE AG Prior Pfd.	22,605	812
		1,209,211
Greece (0.1%)
Coca Cola Hellenic Bottling Co. SA	251,919	6,754
OPAP SA	264,977	2,087
		8,841
Hong Kong (3.1%)
AIA Group Ltd.	14,998,576	65,945
Hutchison Whampoa Ltd.	2,841,512	29,708
Sun Hung Kai Properties Ltd.	2,082,768	28,106
Cheung Kong Holdings Ltd.	1,828,500	27,088
Hong Kong Exchanges and Clearing Ltd.	1,387,677	23,712
Hong Kong & China Gas Co. Ltd.	7,448,718	21,762
CLP Holdings Ltd.	2,267,932	19,882
Wharf Holdings Ltd.	2,102,815	18,806
Power Assets Holdings Ltd.	1,828,600	17,282
Sands China Ltd.	3,124,400	16,258
BOC Hong Kong Holdings Ltd.	4,559,000	15,248
Hang Seng Bank Ltd.	932,705	14,986
Swire Pacific Ltd. Class A	1,002,088	12,801
Hang Lung Properties Ltd.	3,181,810	11,912
* Galaxy Entertainment Group Ltd.	2,610,037	10,945
Li & Fung Ltd.	7,669,670	10,602
Henderson Land Development Co. Ltd.	1,418,506	9,730
New World Development Co. Ltd.	4,808,125	8,172
Sino Land Co. Ltd.	4,515,300	7,685
Wheelock & Co. Ltd.	1,348,000	7,197
Bank of East Asia Ltd.	1,664,463	6,585
Hysan Development Co. Ltd.	1,213,000	6,141
MTR Corp. Ltd.	1,500,000	5,970
SJM Holdings Ltd.	2,372,000	5,938
Kerry Properties Ltd.	1,302,000	5,796
First Pacific Co. Ltd.	3,970,000	5,382
Swire Properties Ltd.	1,500,224	5,336
* Wynn Macau Ltd.	1,854,000	4,940
Shangri-La Asia Ltd.	2,468,552	4,847
Cheung Kong Infrastructure Holdings Ltd.	546,000	3,752
Yue Yuen Industrial Holdings Ltd.	836,500	2,733
Hopewell Holdings Ltd.	637,000	2,586

NWS Holdings Ltd.	1,446,500	2,578
MGM China Holdings Ltd.	1,132,000	2,427
HKT Trust / HKT Ltd.	2,356,095	2,361
Wing Hang Bank Ltd.	199,775	2,127
ASM Pacific Technology Ltd.	185,400	2,041
PCCW Ltd.	3,701,000	1,719
Cathay Pacific Airways Ltd.	965,770	1,656
Orient Overseas International Ltd.	207,300	1,404
* Foxconn International Holdings Ltd.	1	—
		454,146
Ireland (0.3%)
CRH plc	884,525	19,532
Kerry Group plc Class A	182,667	10,891
* Elan Corp. plc	650,250	7,535
Ryanair Holdings plc ADR	24,300	1,015
Ryanair Holdings plc	68,719	525
* Irish Bank Resolution Corp. Ltd.	257,065	—
		39,498
Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	1,152,062	45,795
Israel Chemicals Ltd.	571,021	7,399
* Bank Hapoalim BM	1,469,011	6,674
* Bank Leumi Le-Israel BM	1,221,674	4,320
Israel Corp. Ltd.	3,838	2,918
Bezeq The Israeli Telecommunication Corp. Ltd.	1,746,417	2,424
* NICE Systems Ltd.	65,065	2,393
* Mellanox Technologies Ltd.	42,405	2,347
Delek Group Ltd.	7,759	2,186
* Mizrahi Tefahot Bank Ltd.	109,213	1,167
		77,623
Italy (1.9%)
Eni SPA	3,213,478	71,945
Enel SPA	8,255,966	27,071
Assicurazioni Generali SPA	1,495,574	23,415
* UniCredit SPA	5,221,524	22,413
Intesa Sanpaolo SPA (Registered)	12,627,040	18,605
Fiat Industrial SPA	1,137,962	12,833
Tenaris SA	593,695	12,091
Saipem SPA	319,898	9,832
Telecom Italia SPA (Registered)	12,943,205	9,129
Luxottica Group SPA	174,019	8,737
Terna Rete Elettrica Nazionale SPA	1,934,115	8,028
Snam SPA	1,742,528	7,960
Atlantia SPA	390,546	6,186
* Fiat SPA	1,046,423	5,590
Telecom Italia SPA (Bearer)	7,280,947	4,489
Exor SPA	156,627	4,390
Unione di Banche Italiane SCPA	1,132,261	4,194
Pirelli & C. SPA	390,682	4,110
Enel Green Power SPA	2,112,952	3,971
Prysmian SPA	183,930	3,795
Mediobanca SPA	595,307	3,043
* Finmeccanica SPA	552,606	2,666
* Banco Popolare SC	1,846,941	2,340
* Banca Monte dei Paschi di Siena SPA	7,825,509	1,868

Intesa Sanpaolo SPA (Bearer)	1,082,259	1,371
		280,072
Japan (21.4%)
Toyota Motor Corp.	3,467,918	179,042
Mitsubishi UFJ Financial Group Inc.	15,929,244	94,423
Honda Motor Co. Ltd.	2,045,539	77,250
Sumitomo Mitsui Financial Group Inc.	1,714,558	68,757
Mizuho Financial Group Inc.	28,652,661	60,571
Softbank Corp.	1,189,800	54,855
Takeda Pharmaceutical Co. Ltd.	1,011,994	54,075
Canon Inc.	1,421,333	51,336
Mitsubishi Estate Co. Ltd.	1,676,935	46,246
Japan Tobacco Inc.	1,375,500	43,836
FANUC Corp.	241,500	37,174
East Japan Railway Co.	446,500	36,617
Shin-Etsu Chemical Co. Ltd.	510,800	33,914
Hitachi Ltd.	5,830,758	33,634
Mitsubishi Corp.	1,731,286	32,056
Mitsui Fudosan Co. Ltd.	1,127,738	31,615
Seven & I Holdings Co. Ltd.	941,241	31,146
Astellas Pharma Inc.	576,414	30,984
Mitsui & Co. Ltd.	2,205,100	30,757
Nomura Holdings Inc.	4,936,777	30,260
Nissan Motor Co. Ltd.	3,110,000	29,899
KDDI Corp.	712,400	29,288
NTT DOCOMO Inc.	19,067	28,782
Komatsu Ltd.	1,179,200	28,173
Bridgestone Corp.	813,631	27,399
Toshiba Corp.	5,143,000	25,787
Denso Corp.	593,700	25,133
Tokio Marine Holdings Inc.	861,100	24,241
ITOCHU Corp.	2,011,600	24,169
Nippon Telegraph & Telephone Corp.	547,200	23,862
Nippon Steel & Sumitomo Metal Corp.	9,470,580	23,642
Mitsubishi Heavy Industries Ltd.	3,984,000	22,642
Sony Corp.	1,272,800	22,201
Fast Retailing Co. Ltd.	67,800	22,075
Kao Corp.	671,001	21,954
Central Japan Railway Co.	198,000	20,865
Kubota Corp.	1,456,000	20,695
Mitsubishi Electric Corp.	2,514,000	20,217
Sumitomo Mitsui Trust Holdings Inc.	4,274,270	20,115
Murata Manufacturing Co. Ltd.	267,600	19,928
Sumitomo Realty & Development Co. Ltd.	514,000	19,630
Kirin Holdings Co. Ltd.	1,191,000	19,117
* Panasonic Corp.	2,749,053	19,099
Keyence Corp.	62,518	19,014
Kyocera Corp.	201,900	18,896
Sumitomo Corp.	1,471,000	18,408
Daiwa Securities Group Inc.	2,499,000	17,415
Daiichi Sankyo Co. Ltd.	901,663	17,385
Marubeni Corp.	2,319,000	17,318
Tokyo Gas Co. Ltd.	3,162,000	17,265
Eisai Co. Ltd.	349,300	15,585
JX Holdings Inc.	2,771,550	15,339
Dai-ichi Life Insurance Co. Ltd.	11,196	15,045
Secom Co. Ltd.	286,600	14,766

Toray Industries Inc.	2,047,000	13,830
MS&AD Insurance Group Holdings	625,833	13,735
Daiwa House Industry Co. Ltd.	701,000	13,553
SMC Corp.	69,600	13,442
Nitto Denko Corp.	224,400	13,278
Ajinomoto Co. Inc.	875,500	13,160
Asahi Group Holdings Ltd.	542,400	12,959
Resona Holdings Inc.	2,395,536	12,419
Odakyu Electric Railway Co. Ltd.	997,000	12,402
Oriental Land Co. Ltd.	75,900	12,352
Shizuoka Bank Ltd.	1,092,000	12,296
Daikin Industries Ltd.	311,300	12,203
West Japan Railway Co.	254,000	12,183
Osaka Gas Co. Ltd.	2,686,000	11,813
JFE Holdings Inc.	627,900	11,786
Tokyu Corp.	1,560,000	11,750
Kintetsu Corp.	2,451,190	11,353
Fuji Heavy Industries Ltd.	730,000	11,330
FUJIFILM Holdings Corp.	569,600	11,109
Sumitomo Electric Industries Ltd.	885,800	10,925
Hoya Corp.	576,200	10,724
Asahi Kasei Corp.	1,595,000	10,641
Nikon Corp.	439,800	10,423
Suzuki Motor Corp.	463,400	10,392
Chubu Electric Power Co. Inc.	848,100	10,388
Sekisui House Ltd.	759,859	10,324
* Mazda Motor Corp.	3,434,000	10,251
Sumitomo Metal Mining Co. Ltd.	714,000	10,186
Aeon Co. Ltd.	764,573	9,868
Yamato Holdings Co. Ltd.	526,700	9,736
* Kansai Electric Power Co. Inc.	978,150	9,643
Fujitsu Ltd.	2,339,000	9,641
Aisin Seiki Co. Ltd.	262,200	9,609
Tokyo Electron Ltd.	214,700	9,499
Bank of Yokohama Ltd.	1,621,000	9,385
NKSJ Holdings Inc.	442,600	9,234
Daito Trust Construction Co. Ltd.	108,000	9,201
Yahoo Japan Corp.	19,870	9,140
NEC Corp.	3,496,400	9,100
Shionogi & Co. Ltd.	438,700	9,055
Asahi Glass Co. Ltd.	1,310,035	8,976
Ricoh Co. Ltd.	834,000	8,895
Rakuten Inc.	873,200	8,877
Terumo Corp.	204,000	8,777
Isuzu Motors Ltd.	1,471,000	8,673
Toyota Tsusho Corp.	333,893	8,651
Chiba Bank Ltd.	1,203,000	8,626
Nidec Corp.	143,300	8,570
T&D Holdings Inc.	709,330	8,560
Unicharm Corp.	144,200	8,532
Nippon Yusen KK	3,305,000	8,532
Hankyu Hanshin Holdings Inc.	1,396,000	8,438
Keio Corp.	964,000	8,285
Shimano Inc.	97,500	8,234
Chugai Pharmaceutical Co. Ltd.	359,400	8,144
Mitsubishi Chemical Holdings Corp.	1,736,000	8,022
Tokyu Land Corp.	850,000	7,919

Tobu Railway Co. Ltd.	1,376,000	7,849
Credit Saison Co. Ltd.	311,200	7,749
Kuraray Co. Ltd.	512,600	7,640
Keikyu Corp.	708,000	7,408
Dentsu Inc.	248,100	7,356
JGC Corp.	287,000	7,253
Dai Nippon Printing Co. Ltd.	759,800	7,151
Sekisui Chemical Co. Ltd.	652,000	7,148
LIXIL Group Corp.	360,612	7,118
Omron Corp.	288,200	7,103
Shiseido Co. Ltd.	503,500	7,098
Sysmex Corp.	105,800	6,507
Lawson Inc.	84,190	6,484
Nippon Express Co. Ltd.	1,327,000	6,470
* Olympus Corp.	275,200	6,464
Makita Corp.	141,800	6,440
Japan Exchange Group Inc.	69,700	6,316
Joyo Bank Ltd.	1,126,000	6,304
Sumitomo Chemical Co. Ltd.	2,022,000	6,294
Mitsui OSK Lines Ltd.	1,898,000	6,230
Isetan Mitsukoshi Holdings Ltd.	431,140	6,220
Toppan Printing Co. Ltd.	862,000	6,190
Kawasaki Heavy Industries Ltd.	1,964,000	6,155
Sega Sammy Holdings Inc.	301,388	6,118
NTT Data Corp.	1,821	6,065
* Kyushu Electric Power Co. Inc.	576,600	5,984
Hisamitsu Pharmaceutical Co. Inc.	109,300	5,968
Suruga Bank Ltd.	368,000	5,938
JSR Corp.	276,100	5,608
TDK Corp.	160,700	5,582
* Mitsubishi Motors Corp.	5,358,000	5,578
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,053,800	5,564
Mitsubishi Tanabe Pharma Corp.	358,650	5,505
IHI Corp.	1,801,000	5,472
Bank of Kyoto Ltd.	560,000	5,461
Yakult Honsha Co. Ltd.	135,000	5,457
Keisei Electric Railway Co. Ltd.	505,000	5,381
Nomura Real Estate Holdings Inc.	239,171	5,295
Chugoku Electric Power Co. Inc.	396,700	5,289
Kyowa Hakko Kirin Co. Ltd.	463,000	5,282
Konica Minolta Holdings Inc.	720,000	5,262
* Tokyo Electric Power Co. Inc.	1,876,370	5,083
Hachijuni Bank Ltd.	835,600	5,051
Aeon Credit Service Co. Ltd.	176,510	5,014
Nissin Foods Holdings Co. Ltd.	107,600	5,012
Namco Bandai Holdings Inc.	283,000	5,006
Toho Co. Ltd.	240,400	5,005
Daihatsu Motor Co. Ltd.	240,000	4,977
Yamaha Motor Co. Ltd.	359,600	4,928
J Front Retailing Co. Ltd.	618,200	4,787
* Tohoku Electric Power Co. Inc.	592,500	4,784
Yamada Denki Co. Ltd.	104,590	4,772
NSK Ltd.	610,000	4,633
Santen Pharmaceutical Co. Ltd.	95,500	4,515
Obayashi Corp.	942,000	4,503
NGK Insulators Ltd.	417,000	4,487
Kikkoman Corp.	254,000	4,471

Electric Power Development Co. Ltd.	168,440	4,432
Fukuoka Financial Group Inc.	861,800	4,422
Jupiter Telecommunications Co. Ltd.	3,368	4,419
TonenGeneral Sekiyu KK	450,000	4,417
Takashimaya Co. Ltd.	443,860	4,413
Mitsubishi Materials Corp.	1,541,000	4,387
Rohm Co. Ltd.	119,400	4,376
Dainippon Sumitomo Pharma Co. Ltd.	233,900	4,361
Shinsei Bank Ltd.	1,934,014	4,356
Benesse Holdings Inc.	100,800	4,331
Trend Micro Inc.	150,300	4,274
Oji Holdings Corp.	1,154,000	4,254
MEIJI Holdings Co. Ltd.	90,354	4,190
Aeon Mall Co. Ltd.	136,200	4,126
Gunma Bank Ltd.	679,000	4,083
Mitsubishi Logistics Corp.	219,000	4,062
Dena Co. Ltd.	149,600	4,060
Taisei Corp.	1,469,000	4,042
TOTO Ltd.	453,000	4,018
SBI Holdings Inc.	452,790	3,997
Mitsubishi Gas Chemical Co. Inc.	590,000	3,892
Kurita Water Industries Ltd.	175,500	3,841
Tsumura & Co.	104,000	3,839
Nishi-Nippon City Bank Ltd.	1,218,000	3,817
Suzuken Co. Ltd.	102,460	3,810
* Kobe Steel Ltd.	3,272,000	3,789
* Sharp Corp.	1,303,000	3,765
Shimadzu Corp.	527,000	3,756
Toho Gas Co. Ltd.	571,000	3,718
Stanley Electric Co. Ltd.	211,200	3,718
Marui Group Co. Ltd.	357,400	3,702
Aozora Bank Ltd.	1,304,604	3,659
Sankyo Co. Ltd.	76,000	3,597
Miraca Holdings Inc.	72,100	3,512
THK Co. Ltd.	181,500	3,505
Taiheiyo Cement Corp.	1,490,000	3,498
* Shikoku Electric Power Co. Inc.	238,700	3,469
Nitori Holdings Co. Ltd.	45,350	3,469
Kajima Corp.	1,264,000	3,437
Sumitomo Rubber Industries Ltd.	199,800	3,402
Nippon Meat Packers Inc.	204,000	3,361
All Nippon Airways Co. Ltd.	1,642,317	3,350
Toyo Seikan Kaisha Ltd.	235,600	3,314
Toyo Suisan Kaisha Ltd.	107,000	3,274
Japan Airlines Co. Ltd.	70,214	3,260
FamilyMart Co. Ltd.	70,500	3,258
Coca-Cola West Co. Ltd.	185,900	3,245
Yokogawa Electric Corp.	321,700	3,233
Amada Co. Ltd.	482,000	3,221
Hino Motors Ltd.	300,000	3,219
* Hokkaido Electric Power Co. Inc.	300,200	3,167
Hamamatsu Photonics KK	78,300	3,152
Otsuka Corp.	29,060	3,152
Sony Financial Holdings Inc.	209,900	3,144
Chugoku Bank Ltd.	192,000	3,135
Asics Corp.	184,596	3,090
Showa Denko KK	2,062,000	3,089

Teijin Ltd.	1,328,000	3,075
Nisshin Seifun Group Inc.	225,400	3,062
NGK Spark Plug Co. Ltd.	200,000	3,051
Kamigumi Co. Ltd.	327,000	3,040
JTEKT Corp.	320,200	3,034
Alfresa Holdings Corp.	55,900	3,023
Hokuriku Electric Power Co.	243,300	2,996
Sojitz Corp.	1,941,500	2,991
Hiroshima Bank Ltd.	598,000	2,922
Advantest Corp.	201,900	2,887
Konami Corp.	142,800	2,875
Shimizu Corp.	883,000	2,870
Oracle Corp. Japan	63,400	2,869
Brother Industries Ltd.	274,000	2,864
Don Quijote Co. Ltd.	64,100	2,839
Kansai Paint Co. Ltd.	255,000	2,833
Sumitomo Heavy Industries Ltd.	700,000	2,833
Nomura Research Institute Ltd.	109,500	2,810
Yamaha Corp.	281,500	2,793
Shimamura Co. Ltd.	23,600	2,788
NHK Spring Co. Ltd.	263,800	2,749
Yaskawa Electric Corp.	276,000	2,736
Iyo Bank Ltd.	288,000	2,720
Rinnai Corp.	37,800	2,718
Fuji Electric Co. Ltd.	931,000	2,710
Mitsui Chemicals Inc.	1,237,000	2,694
Nippon Electric Glass Co. Ltd.	526,500	2,673
Casio Computer Co. Ltd.	345,700	2,662
Japan Steel Works Ltd.	499,513	2,658
USS Co. Ltd.	22,370	2,626
MediPal Holdings Corp.	182,400	2,579
Toyoda Gosei Co. Ltd.	110,700	2,568
Park24 Co. Ltd.	128,300	2,513
Hitachi Construction Machinery Co. Ltd.	116,500	2,510
Yamaguchi Financial Group Inc.	246,000	2,488
Ibiden Co. Ltd.	159,700	2,487
Daicel Corp.	312,000	2,473
Nabtesco Corp.	116,800	2,401
Idemitsu Kosan Co. Ltd.	27,709	2,390
ABC-Mart Inc.	62,300	2,373
McDonald's Holdings Co. Japan Ltd.	86,700	2,360
Yamazaki Baking Co. Ltd.	173,000	2,352
NOK Corp.	163,400	2,343
Chiyoda Corp.	207,809	2,316
Air Water Inc.	160,805	2,310
Furukawa Electric Co. Ltd.	1,029,000	2,296
Citizen Holdings Co. Ltd.	428,700	2,250
Sanrio Co. Ltd.	50,200	2,237
Calbee Inc.	27,049	2,192
Ube Industries Ltd.	1,096,000	2,154
Hakuhodo DY Holdings Inc.	28,100	2,140
Nippon Paper Group Inc.	137,400	2,096
Showa Shell Sekiyu KK	278,600	2,060
GS Yuasa Corp.	508,000	2,056
Koito Manufacturing Co. Ltd.	115,712	2,013
Taiyo Nippon Sanso Corp.	283,000	1,918
* Acom Co. Ltd.	66,360	1,903

Sumco Corp.	162,560	1,882
Kaneka Corp.	303,000	1,754
Hitachi Metals Ltd.	187,000	1,750
Daido Steel Co. Ltd.	315,000	1,713
Gree Inc.	135,400	1,673
Denki Kagaku Kogyo KK	442,000	1,568
M3 Inc.	768	1,484
Hitachi Chemical Co. Ltd.	97,700	1,480
Yamato Kogyo Co. Ltd.	49,300	1,446
* Cosmo Oil Co. Ltd.	681,000	1,432
Nexon Co. Ltd.	144,900	1,408
Itochu Techno-Solutions Corp.	27,100	1,359
Hitachi High-Technologies Corp.	63,251	1,330
Toyota Boshoku Corp.	83,400	1,169
Ushio Inc.	72,400	749
		3,089,965
Netherlands (2.4%)
Unilever NV	2,070,433	84,833
Koninklijke Philips Electronics NV	1,280,924	37,899
* ING Groep NV	4,842,696	34,845
ASML Holding NV	402,946	27,141
Heineken NV	297,746	22,458
Koninklijke Ahold NV	1,243,113	19,057
Akzo Nobel NV	298,264	18,951
Aegon NV	2,308,599	13,940
Koninklijke DSM NV	208,131	12,128
Reed Elsevier NV	704,494	12,078
* DE Master Blenders 1753 NV	716,601	11,074
Wolters Kluwer NV	436,867	9,546
Corio NV	174,787	8,165
Heineken Holding NV	116,964	7,505
Koninklijke Vopak NV	113,170	6,827
Randstad Holding NV	160,727	6,598
Fugro NV	82,516	4,574
* Ziggo NV	128,713	4,529
Koninklijke KPN NV	1,299,082	4,376
Delta Lloyd NV	189,181	3,258
Koninklijke Boskalis Westminster NV	71,623	2,849
TNT Express NV	328,589	2,410
		355,041
New Zealand (0.1%)
Fletcher Building Ltd.	900,541	6,474
Telecom Corp. of New Zealand Ltd.	2,891,995	5,676
SKYCITY Entertainment Group Ltd.	1,056,195	3,902
Auckland International Airport Ltd.	1,224,051	3,021
Contact Energy Ltd.	336,094	1,603
		20,676
Norway (0.9%)
Statoil ASA	1,448,896	35,372
Telenor ASA	945,967	20,828
DNB ASA	1,163,370	17,122
Seadrill Ltd.	466,461	16,999
Yara International ASA	255,222	11,651
Orkla ASA	1,196,389	9,617
Subsea 7 SA	311,208	7,314
Norsk Hydro ASA	1,341,260	5,840

Aker Solutions ASA	193,672	3,635
Gjensidige Forsikring ASA	189,363	3,133
		131,511
Portugal (0.2%)
EDP - Energias de Portugal SA	2,437,398	7,511
Portugal Telecom SGPS SA	1,044,664	5,179
Galp Energia SGPS SA	313,587	4,916
Jeronimo Martins SGPS SA	248,354	4,836
* Banco Espirito Santo SA	3,006,467	3,084
		25,526
Singapore (1.8%)
DBS Group Holdings Ltd.	2,481,123	32,113
Singapore Telecommunications Ltd.	10,355,290	30,024
Oversea-Chinese Banking Corp. Ltd.	3,476,300	29,947
United Overseas Bank Ltd.	1,636,504	26,979
Keppel Corp. Ltd.	1,748,904	15,843
CapitaLand Ltd.	3,854,000	11,023
Genting Singapore plc	8,603,000	10,408
Singapore Press Holdings Ltd.	2,589,250	9,366
Singapore Exchange Ltd.	1,354,000	8,435
Singapore Airlines Ltd.	861,502	7,568
Global Logistic Properties Ltd.	3,113,400	6,612
Wilmar International Ltd.	2,179,000	6,092
Singapore Technologies Engineering Ltd.	1,738,906	6,058
Hutchison Port Holdings Trust	7,082,251	6,043
City Developments Ltd.	617,000	5,658
Noble Group Ltd.	5,724,766	5,640
SembCorp Industries Ltd.	1,261,660	5,297
ComfortDelGro Corp. Ltd.	3,365,184	5,193
Jardine Cycle & Carriage Ltd.	124,037	5,129
Golden Agri-Resources Ltd.	10,409,020	4,871
Keppel Land Ltd.	1,158,000	3,693
Olam International Ltd.	2,590,800	3,607
SembCorp Marine Ltd.	983,600	3,529
UOL Group Ltd.	610,750	3,449
StarHub Ltd.	699,000	2,457
Yangzijiang Shipbuilding Holdings Ltd.	1,865,000	1,466
		256,500
Spain (2.7%)
* Banco Santander SA	13,114,529	88,846
Telefonica SA	5,052,249	68,451
Banco Bilbao Vizcaya Argentaria SA	6,748,134	58,924
Inditex SA	267,462	35,642
Iberdrola SA	5,688,942	26,595
* Repsol SA	1,040,523	21,139
Amadeus IT Holding SA	374,062	10,140
Abertis Infraestructuras SA	520,828	8,775
Ferrovial SA	546,674	8,701
Gas Natural SDG SA	466,836	8,284
Red Electrica Corp. SA	152,878	7,699
* Grifols SA	179,442	6,665
* Banco de Sabadell SA	3,525,166	6,491
Distribuidora Internacional de Alimentacion SA	886,821	6,155
* International Consolidated Airlines Group SA	1,466,366	5,657
Enagas SA	228,711	5,334
Banco Popular Espanol SA	6,851,199	5,095

* CaixaBank	1,341,182	4,550
* ACS Actividades de Construccion y Servicios SA	186,160	4,362
Mapfre SA	1,062,316	3,301
Zardoya Otis SA	152,175	2,040
Acciona SA	36,719	2,011
* Bankia SA	1,181,836	251
		395,108
Sweden (3.3%)
Telefonaktiebolaget LM Ericsson Class B	3,825,860	47,929
Hennes & Mauritz AB Class B	1,203,652	43,108
Nordea Bank AB	3,586,549	40,688
Svenska Handelsbanken AB Class A	692,892	29,636
Volvo AB Class B	1,863,778	27,211
Atlas Copco AB Class A	907,021	25,808
Swedbank AB Class A	1,056,044	24,061
TeliaSonera AB	2,993,878	21,382
Sandvik AB	1,324,590	20,433
* Svenska Cellulosa AB Class B	712,571	18,397
Skandinaviska Enskilda Banken AB Class A	1,690,719	17,003
Assa Abloy AB Class B	367,606	15,028
SKF AB	546,282	13,348
Atlas Copco AB Class B	496,462	12,579
Alfa Laval AB	477,490	11,023
Hexagon AB Class B	356,300	9,730
Electrolux AB Class B	359,207	9,156
Getinge AB	295,292	9,017
Skanska AB Class B	490,461	8,882
Investment AB Kinnevik	364,379	8,846
Swedish Match AB	253,224	7,861
Tele2 AB	445,302	7,767
Scania AB Class B	352,395	7,393
Millicom International Cellular SA	91,493	7,310
Elekta AB Class B	436,252	6,618
* Lundin Petroleum AB	291,057	6,325
Boliden AB	330,799	5,344
Securitas AB Class B	518,719	4,888
Ratos AB	326,879	3,459
* Husqvarna AB	464,979	2,751
		472,981
Switzerland (9.1%)
Nestle SA	4,047,851	292,962
Novartis AG	2,910,958	207,470
Roche Holding AG	887,187	206,824
UBS AG	4,565,767	70,209
ABB Ltd.	2,743,328	62,278
Zurich Insurance Group AG	188,436	52,602
Cie Financiere Richemont SA	653,135	51,422
Syngenta AG	117,938	49,352
Credit Suisse Group AG	1,557,518	40,964
Swiss Re AG	467,325	38,060
Holcim Ltd.	300,870	24,032
* Transocean Ltd.	450,616	23,281
Swatch Group AG (Bearer)	37,801	22,038
SGS SA	5,990	14,702
Swisscom AG	31,325	14,507
Givaudan SA	10,599	13,030

Julius Baer Group Ltd.	300,150	11,698
Geberit AG	47,242	11,649
Adecco SA	163,099	8,946
Actelion Ltd.	159,371	8,666
Aryzta AG	135,758	8,024
Sonova Holding AG	65,853	7,908
Swatch Group AG (Registered)	73,223	7,445
Kuehne & Nagel International AG	67,210	7,338
Schindler Holding AG	49,469	7,256
Swiss Life Holding AG	43,143	6,413
Sika AG	2,379	5,788
Partners Group Holding AG	21,235	5,244
Lindt & Spruengli AG (Regular)	115	5,189
Baloise Holding AG	51,619	4,850
Schindler Holding AG (Registered)	32,829	4,685
Sulzer AG	23,852	4,081
Lindt & Spruengli AG	1,001	3,854
Lonza Group AG	58,442	3,800
Banque Cantonale Vaudoise	5,258	2,938
EMS-Chemie Holding AG	9,514	2,865
Barry Callebaut AG	1,993	1,923
		1,314,293
United Kingdom (21.9%)
HSBC Holdings plc	22,965,527	245,034
Vodafone Group plc	61,903,533	175,663
BP plc	23,982,787	168,648
Royal Dutch Shell plc Class A	4,631,135	148,346
GlaxoSmithKline plc	6,264,887	146,706
British American Tobacco plc	2,429,390	130,271
Royal Dutch Shell plc Class B	3,368,939	112,035
Diageo plc	3,188,373	100,468
Rio Tinto plc	1,668,146	78,571
AstraZeneca plc	1,565,713	78,538
Standard Chartered plc	3,012,802	78,231
BHP Billiton plc	2,631,121	76,623
BG Group plc	4,288,679	73,800
Unilever plc	1,618,840	68,473
Barclays plc	14,684,964	65,338
SABMiller plc	1,211,265	63,889
Reckitt Benckiser Group plc	816,344	58,612
Tesco plc	9,955,434	57,873
Prudential plc	3,301,668	53,624
National Grid plc	4,564,077	53,034
Anglo American plc (London Shares)	1,712,649	44,226
Imperial Tobacco Group plc	1,249,392	43,698
Xstrata plc	2,603,531	42,385
BT Group plc	9,936,332	41,967
Rolls-Royce Holdings plc	2,384,754	41,035
* Lloyds Banking Group plc	53,740,589	40,043
Centrica plc	6,392,255	35,782
SSE plc	1,207,057	27,287
Compass Group plc	2,088,356	26,729
WPP plc	1,631,159	26,068
Glencore International plc	4,735,262	25,694
BAE Systems plc	4,097,975	24,605
ARM Holdings plc	1,676,824	23,627
Tullow Oil plc	1,171,979	21,939

Experian plc	1,256,312	21,774
Shire plc	698,424	21,270
Old Mutual plc	6,452,166	19,936
Legal & General Group plc	7,520,118	19,790
Land Securities Group plc	1,565,011	19,756
Reed Elsevier plc	1,605,676	19,104
Pearson plc	1,051,155	18,914
British Sky Broadcasting Group plc	1,396,930	18,776
Wolseley plc	354,541	17,681
Standard Life plc	3,121,036	17,401
Aviva plc	3,556,466	16,121
Hammerson plc	2,055,002	15,404
British Land Co. plc	1,855,011	15,356
Next plc	210,460	13,982
Associated British Foods plc	462,481	13,377
Kingfisher plc	3,015,084	13,216
Smith & Nephew plc	1,102,964	12,757
Marks & Spencer Group plc	2,093,418	12,414
Capita plc	868,355	11,870
Burberry Group plc	574,084	11,622
Intertek Group plc	208,934	10,796
* Royal Bank of Scotland Group	2,546,399	10,700
Segro plc	2,675,692	10,364
WM Morrison Supermarkets plc	2,372,836	9,974
Smiths Group plc	512,624	9,818
ITV plc	4,936,601	9,734
United Utilities Group plc	899,132	9,690
Johnson Matthey plc	274,984	9,647
Aggreko plc	347,353	9,427
J Sainsbury plc	1,591,495	9,167
Rexam plc	1,138,265	9,140
Sage Group plc	1,726,726	9,005
Intu Properties plc	1,758,267	8,956
InterContinental Hotels Group plc	291,789	8,919
Bunzl plc	448,436	8,851
Carnival plc	249,739	8,731
Randgold Resources Ltd.	100,106	8,633
G4S plc	1,922,463	8,543
Severn Trent plc	320,736	8,358
Weir Group plc	233,262	8,048
Antofagasta plc	528,529	7,934
Whitbread plc	198,738	7,773
Resolution Ltd.	1,859,728	7,726
RSA Insurance Group plc	4,240,333	7,519
Petrofac Ltd.	338,711	7,394
Croda International plc	173,452	7,245
AMEC plc	431,173	6,929
GKN plc	1,655,521	6,672
Aberdeen Asset Management plc	1,012,596	6,617
IMI plc	316,028	6,239
Babcock International Group plc	374,109	6,195
Admiral Group plc	290,847	5,901
Tate & Lyle plc	446,686	5,772
Schroders plc (Voting Shares)	177,275	5,695
Invensys plc	1,053,769	5,644
Fresnillo plc	252,804	5,229
Melrose Industries plc	1,285,870	5,208

Inmarsat plc	469,936	5,031
Serco Group plc	522,727	4,997
Meggitt plc	655,313	4,903
Investec plc	606,780	4,244
London Stock Exchange Group plc	201,455	4,006
Hargreaves Lansdown plc	284,717	3,765
Cobham plc	988,562	3,661
ICAP plc	807,959	3,575
Balfour Beatty plc	898,518	3,214
TUI Travel plc	541,232	2,685
Vedanta Resources plc	160,268	2,459
Royal Dutch Shell plc Class A (Amsterdam Shares)	55,733	1,801
Eurasian Natural Resources Corp. plc	346,563	1,302
Kazakhmys plc	208,462	1,247
Evraz plc	299,933	1,016
		3,175,482
Total Investments (99.9%) (Cost $13,536,134)		14,456,257
Other Assets and Liabilities-Net (0.1%)		10,863
Net Assets (100%)		14,467,120

* Non-income-producing security.

ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Tax-Managed International Fund

The following table summarizes the market value of the fund's investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,091,464	11,364,793	—

$3,089,966,000 of securities that are valued in this report based on Level 1 inputs are normally valued based on Level 2 inputs. These securities were valued on March 29, 2013, closing prices because their markets were open while U.S. markets were closed.

D. At March 31, 2013, the cost of investment securities for tax purposes was $13,536,135,000. Net unrealized appreciation of investment securities for tax purposes was $920,122,000, consisting of unrealized gains of $2,161,044,000 on securities that had risen in value since their purchase and $1,240,922,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: May 17, 2013
VANGUARD TAX-MANAGED FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: May 17, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.